UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-1800

U.S. GLOBAL INVESTORS FUNDS

7900 CALLAGHAN ROAD

SAN ANTONIO, TX 78229

(Address of principal executive offices) (Zip code)

SUSAN B. MCGEE, ESQ.

7900 CALLAGHAN ROAD

SAN ANTONIO, TX 78229

(Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

U.S. Treasury Securities Cash Fund
Portfolio of Investments (unaudited)	September 30, 2012

Repurchase Agreements 99.49%	Coupon Rate	Maturity Date	Principal Amount	Value

Joint Tri-Party Repurchase Agreements, 09/28/12, collateralized by U.S. Treasury securities held in joint tri-party repurchase accounts:
Banc of America Securities LLC Merrill Lynch, repurchase price $44,290,071	0.15%	10/01/12	$ 44,289,518	$ 44,289,518
Barclays Capital, Inc., repurchase price $18,000,255	0.17%	10/01/12	18,000,000	18,000,000
Morgan Stanley, repurchase price $20,000,250	0.15%	10/01/12	20,000,000	20,000,000

Total Investments 99.49%				82,289,518
(cost $82,289,518)
Other assets and liabilities, net 0.51%				420,157

Net Assets 100%				$82,709,675

See notes to portfolios of investments.

U.S. Government Securities Savings Fund
Portfolio of Investments (unaudited)	September 30, 2012

United States Government and Agency Obligations 45.57%		Coupon Rate	Maturity Date	Principal Amount	Value

Federal Farm Credit Bank 16.79%
Discount Note:
	Yield	0.01%	10/01/12	$ 20,000,000	$ 20,000,000
Variable Rate:
		0.22%	02/21/13	5,000,000	5,000,000
					25,000,000
Federal Home Loan Bank 25.42%
Discount Notes:
	Yield	0.12%	10/03/12	5,000,000	4,999,968
	Yield	0.12%	10/05/12	5,000,000	4,999,934
	Yield	0.12%	10/10/12	1,000,000	999,971
	Yield	0.13%	12/26/12	5,000,000	4,998,507
Fixed Rates:
		0.19%	10/26/12	5,000,000	5,000,128
		0.18%	02/15/13	2,000,000	1,999,738
Variable Rates:
		0.28%	05/17/13	5,000,000	5,004,401
		0.27%	07/22/13	4,850,000	4,851,566
		0.16%	07/25/13	5,000,000	4,998,763
					37,852,976

United States Treasury Bill 3.36%
	Yield	0.12%	10/18/12	5,000,000	4,999,723

Total Securities					67,852,699
(cost $67,852,699)

Repurchase Agreements 54.81%

Joint Tri-Party Repurchase Agreements, 09/28/12, collateralized by U.S. Treasury securities held in joint tri-party repurchase accounts:
Banc of America Securities LLC Merrill Lynch, repurchase price $76,615,058	0.15%	10/01/12	76,614,100	76,614,100
Credit Suisse Securities USA LLC, repurchase price $5,000,075	0.18%	10/01/12	5,000,000	5,000,000

Total Repurchase Agreements				81,614,100
(cost $81,614,100)

Total Investments 100.38%				149,466,799
(cost $149,466,799)
Other assets and liabilities, net (0.38)%				(559,252)

Net Assets 100%				$148,907,547

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2012

Municipal Bonds 92.20%	Coupon Rate	Maturity Date	Principal Amount	Value

Alabama 3.42%
Alabama State Public School & College Authority	5.00%	12/01/16	$290,000	$341,965
Bessemer, Alabama Water Revenue	4.00%	01/01/16	300,000	310,704
Jasper Alabama Water Works & Sewer Board, Inc., Utilities Revenue, Series A	3.00%	06/01/15	90,000	93,916
Jasper Alabama Water Works & Sewer Board, Inc., Utilities Revenue, Series A	3.00%	06/01/16	90,000	94,922
Mountain Brook City Board of Education Capital Outlay	4.00%	02/15/15	200,000	215,562
University of Alabama at Birmingham, Hospital Revenue, Series A	5.00%	09/01/15	300,000	331,878
				1,388,947

Alaska 0.82%
Alaska Municipal Bond Bank Authority, Prerefunded, Series A	4.00%	02/01/16	105,000	117,002
Alaska Municipal Bond Bank Authority, Unrefunded, Series A	4.00%	02/01/16	195,000	215,789
				332,791

Arizona 3.52%
Arizona Board Regents Certificates of Participation, Series B	4.50%	06/01/16	200,000	224,946
Arizona Health Facilities Authority Revenues, Series D	5.00%	01/01/14	250,000	264,227
Arizona School Facilities Board Certificates, Series A-1	5.00%	09/01/17	325,000	361,410
Arizona State Transportation Board Excise Tax Revenue	5.00%	07/01/17	175,000	208,609
Page, Arizona, Pledged Revenue, Refunding	3.00%	07/01/16	350,000	369,698
				1,428,890

California 3.65%
California State, Refunding, Recreational Facility, GO Unlimited	5.00%	12/01/19	250,000	269,367
Delano, California Union High School District, GO Unlimited, Refunding, Series A	4.75%	02/01/17	200,000	220,738
San Diego, California Community College District, Capital Appreciation, Election 2002, GO Unlimited (ZCB)	4.34%(1)	05/01/15	300,000	292,836
Santa Clara County, California Financing Authority Revenue, Obstetrics and Gynecology, El Camino Hospital	5.00%	02/01/18	350,000	397,219
Vernon, California Electric Systems Revenue, Series A	3.75%	08/01/13	300,000	304,182
				1,484,342

Colorado 0.75%
Denver, Colorado, Health & Hospital Authority, Healthcare Revenue, Series A	5.00%	12/01/16	265,000	303,658

Connecticut 0.62%
Connecticut State, Series D, GO Unlimited	5.38%	11/15/18	250,000	251,518

District of Columbia 1.62%
District of Columbia Certifications of Participation	4.00%	01/01/14	250,000	260,458
Washington D.C. Convention Center Authority Dedicated Tax Revenue, Refunding, Series A	5.00%	10/01/13	110,000	113,675
Washington D.C. Convention Center Authority Dedicated Tax Revenue, Refunding, Series A	5.00%	10/01/16	250,000	282,350
				656,483

Florida 11.83%
Broward County, Florida School Board Certificates of Participation, Series A	5.00%	07/01/15	325,000	357,773
Cape Coral, Florida Gas Tax Revenue, Series A	4.00%	10/01/16	255,000	271,353
Escambia County, Florida, Health Facilities Authority Revenue, Baptist Hospital, Inc. Project, Series A	5.00%	08/15/19	290,000	334,683
Florida Gulf Coast University Financing Corp., Florida Capital Improvement Revenue, Series B	3.00%	02/01/16	365,000	382,097
Florida State Board of Education Lottery Revenue, Series A	4.00%	07/01/14	300,000	318,699
Florida State Board of Governors Parking Facilities Revenue, Series A	3.00%	07/01/17	300,000	328,608
Florida State Municipal Power Agency, Stanton Project Revenue, Refunding	5.13%	10/01/17	300,000	350,409
Fort Pierce, Florida Stormwater Utilities Revenue	4.50%	10/01/17	255,000	270,764
Hillsborough County Florida Community Investment Tax Revenue	4.00%	05/01/16	300,000	315,159
Lake County, Florida School Board Certificates of Participation, Series A	3.70%	06/01/15	400,000	425,568
Miami - Dade County, Florida Water & Sewer Revenue System, Series A	4.00%	10/01/16	235,000	262,930
Orange County, Florida Tourist Development Tax Revenue, Refunding	5.00%	10/01/14	260,000	282,212
Reedy Creek, Florida Improvement District Utilities Revenue, Refunding, Series 2	5.00%	10/01/16	300,000	330,726
Saint Johns County, Florida Transportation Revenue, Refunding	5.00%	10/01/20	310,000	369,557
Volusia County, Florida School Board Sales Tax Revenue	4.20%	10/01/16	200,000	202,938
				4,803,476

Georgia 4.14%
Atlanta Downtown Development Authority	4.25%	12/01/16	250,000	274,867
Atlanta, Georgia Water & Wastewater Revenue, Series B	3.50%	11/01/13	400,000	413,764
Emanuel County Georgia Hospital Authority Revenue Anticipation Certificates	4.30%	07/01/17	250,000	261,180
Georgia State Municipal Electric Authority Revenue, Unrefunded	5.50%	01/01/20	250,000	274,790
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System and Affiliates Revenue, Anticipation Certificates	4.50%	08/01/17	150,000	168,348
Gwinnett County, Georgia, Hospital Authority, Gwinnett Hospital Systems Revenue, Series B	5.00%	07/01/18	250,000	289,473
				1,682,422

Illinois 12.60%
Aurora, Illinois, Series B, GO Unlimited	3.00%	12/30/15	200,000	214,850
Chicago Board of Education, Dedicated Revenues, Series F, GO Unlimited	5.00%	12/01/16	300,000	347,721
Chicago Board of Education, Series A	5.25%	12/01/13	250,000	257,792
Chicago, Illinois Sales Tax Revenue	5.50%	01/01/15	350,000	385,522
Chicago, Illinois, Direct Access Bond, Series E-1 B, GO Unlimited	4.00%	01/01/19	200,000	215,128
Chicago, Illinois, Prerefunded Balance, Series B, GO Unlimited	5.13%	01/01/15	85,000	90,024
Chicago, Illinois, Unrefunded Balance, Series B, GO Unlimited	5.13%	01/01/15	240,000	260,014
Dundee Township, GO Unlimited	5.00%	12/01/13	240,000	250,253
Illinois Finance Authority Revenue, Refunding	5.00%	07/01/16	390,000	419,457
Illinois State Sales Tax Revenue	5.00%	06/15/14	200,000	215,356
Illinois State Toll Highway Authority, Toll Highway Revenue, Series A	5.00%	01/01/16	200,000	223,800

Illinois State, Refunding, GO Unlimited	5.00%	01/01/16	300,000	334,233
Kaskaskia Community College District No. 501, GO Unlimited	5.75%	12/01/19	500,000	613,275
Metropolitan Pier & Exposition Authority	5.38%	06/01/15	280,000	289,607
Springfield, Illinois Metropolitan Sanitation District, Sewer Revenue, Senior Lien, Series A	4.00%	01/01/17	570,000	614,226
Winnebago County Public Safety Sales Tax, Series A, GO Unlimited	5.00%	12/30/16	350,000	387,765
				5,119,023

Indiana 0.79%
Tippecanoe County, Indiana School Improvements	4.00%	01/15/15	300,000	319,209

Iowa 2.35%
Ames, Iowa Hospital Revenue, Refunding	5.00%	06/15/15	300,000	304,761
Johnston Community School District, GO Unlimited	4.00%	06/01/16	200,000	217,646
University of Iowa Hospitals and Clinics, Iowa State Board of Regents, Hospital Revenue, Refunding, Series A	3.00%	09/01/19	400,000	430,788
				953,195

Kansas 0.54%
Kansas State Development Finance Authority Revenue	4.00%	10/01/15	200,000	220,338

Kentucky 0.68%
Kentucky Municipal Power Agency, Power System Revenue, Prairie State Project, Series A	5.25%	09/01/22	240,000	274,375

Massachusetts 1.50%
New Bedford, Massachusetts, State Qualified Municipal Loan, GO Limited	3.00%	03/01/15	345,000	362,326
Stoughton, Massachusetts Public Improvement, GO Limited	4.00%	05/01/17	225,000	248,746
				611,072

Michigan 5.08%
Detroit, Michigan Sewer Disposal Revenue, Refunding, Series C-1	5.25%	07/01/15	400,000	435,208
Michigan House of Representatives Facilities, Obligations Revenue, Series A	5.00%	10/15/17	200,000	231,082
Michigan Public Power Agency AFEC Project Revenue, Series 2012-A	4.50%	01/01/19	280,000	314,939
Michigan State Building Authority Revenue, Refunding, Series I	5.25%	10/15/14	300,000	314,475
Michigan State Grant Anticipation Bonds	5.00%	09/15/16	200,000	229,316
Michigan State Hospital Finance Authority Revenue, Trinity Health, Series A	6.00%	12/01/18	200,000	254,528
Wayne County, Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Refunding, Series C	4.00%	12/01/19	255,000	283,820
				2,063,368

Minnesota 1.39%
Minneapolis & St Paul, Minnesota Housing & Redevelopment Authority Health Care Systems, Children’s Health Care, Series B	4.00%	08/15/16	250,000	274,577
Minneapolis & St Paul, Minnesota Metropolitan Airports Commission, Airport Revenue, Refunding, Series B	5.00%	01/01/19	255,000	288,640
				563,217

Missouri 0.51%
Missouri State Health & Educational Facilities Authority Revenue, Series A	6.75%	05/15/13	200,000	207,992

Nevada 1.25%
Clark County Nevada School District, Refunding, Series A	5.50%	06/15/16	250,000	260,160
Nye County School District, GO Limited	4.00%	05/01/15	230,000	248,616
				508,776

New Hampshire 1.28%
New Hampshire Health & Education Facilities Authority Revenue	5.00%	07/01/14	65,000	65,989
New Hampshire Health & Education Facilities Authority Revenue	5.00%	01/01/18	400,000	454,540
				520,529

New Jersey 3.86%
Atlantic City, New Jersey Municipal Utilities Authority Revenue, Refunding	5.00%	06/01/17	150,000	173,255
Elizabeth, New Jersey Parking Authority Project Revenue, Elizabethtown Plaza Redevelopment, Series B	4.00%	11/01/17	255,000	283,807
Hudson County, New Jersey Improvement Authority Lease Revenue, North Hudson Regional Fire, Refunding, Series A	5.63%	09/01/18	400,000	478,236
New Jersey State Transportation Trust Fund Authority, Series D	4.00%	06/15/14	250,000	265,760
Passaic Valley, New Jersey Sewage Commissioners Revenue, Series G	5.75%	12/01/21	300,000	368,340
				1,569,398

New Mexico 0.61%
Clayton, New Mexico, Jail Project Revenue	4.00%	11/01/17	235,000	249,145

New York 2.87%
Long Island Power Authority, New York Electric Systems, Revenue, Series E	5.00%	12/01/17	330,000	383,958
New York State Dormitory Authority Revenues, Nonconstruction Supported Debt, Municipal Facilities Health Lease, Series 1	5.00%	01/15/17	300,000	342,324
New York, New York, Subseries L-1, GO Unlimited	4.00%	04/01/15	300,000	326,388
Schenectady Metroplex Development Authority Revenue, Series A	5.00%	12/15/12	110,000	110,870
				1,163,540

Ohio 2.22%
Canton, Ohio, City School District, Refunding, GO Unlimited	5.00%	12/01/18	325,000	356,258
Lorain County, Ohio, Community College District, Revenue	3.25%	12/01/17	350,000	383,590
Marion County, Ohio, Variable Refunding, GO Limited	4.00%	12/01/20	150,000	163,422
				903,270

Pennsylvania 1.98%
Delaware Valley, Pennsylvania, Regional Financial Authority Revenue, Permanently Fixed Business Development Services	5.50%	08/01/18	295,000	342,881
Reading, Pennsylvania School District, GO Unlimited, Series A	5.00%	04/01/20	400,000	461,748
				804,629

Puerto Rico 2.45%
Commonwealth of Puerto Rico, GO Unlimited	6.00%	07/01/13	250,000	259,510
Commonwealth of Puerto Rico, Series A, GO Unlimited	5.00%	07/01/15	225,000	240,442
Puerto Rico Infrastructure Financing Authority, Special Tax Revenue, Refunding, Series C	5.50%	07/01/17	445,000	494,252
				994,204
Rhode Island 0.71%
Rhode Island State Economic Development Corporation Revenue, Series A	5.00%	06/15/17	250,000	286,625

South Carolina 2.99%
Jasper County School District, GO Unlimited	4.00%	03/01/15	195,000	211,386
Piedmont Municipal Power Agency	5.00%	01/01/16	150,000	167,574
South Carolina Transportation Infrastructure Bank Revenue, Series A	5.25%	10/01/17	125,000	137,321
Spartanburg County, South Carolina Regional Health Services District, Hospital Revenue, Refunding, Series A	5.00%	04/15/19	600,000	699,330
				1,215,611

Tennessee 0.70%
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue	6.50%	12/01/14	250,000	282,898

Texas 11.62%
Addison, Texas Certificates of Obligation, GO Unlimited	4.00%	02/15/20	250,000	280,735
Annetta, Texas Certificates of Obligation, GO Limited	4.00%	08/01/16	200,000	211,256
Corpus Christi, Texas Business & Job Development Corporation, Seawall Project, Sales Tax Revenue, Refunding	5.00%	03/01/20	350,000	414,571
Frisco, Texas Independent School District, School Building, GO Unlimited, Series A	4.50%	08/15/25	180,000	201,476
Grand Prairie Independent School District, Refunding, GO Unlimited (ZCB)	3.92%(1)	08/15/16	400,000	370,800
Houston, Texas, Public Improvement, Refunding, GO Limited, Series A	5.38%	03/01/16	180,000	192,827
Katy, Texas Independent School District, School Building, Series D, GO Unlimited	4.50%	02/15/19	325,000	363,711
Lewisville, Texas Independent School District, GO Unlimited, Refunding (ZCB)	4.04(1)	08/15/15	400,000	393,640
Lower Colorado River Authority Texas, Refunding	5.25%	05/15/19	240,000	247,450
San Antonio, Texas Municipal Drain Utilities Systems Revenue	4.00%	02/01/16	300,000	303,453
San Antonio, Texas, Water Revenue, Refunding	4.50%	05/15/21	400,000	483,356
San Patricio, Texas Municipal Water District, Refunding	4.00%	07/10/18	200,000	214,582
Texas Municipal Power Agency Revenue, Refunding	5.00%	09/01/17	250,000	294,127
Texas State Public Finance Authority Revenue	5.00%	10/15/21	300,000	305,976
University of Texas, Texas, Revenue Financing System, Refunding, Series A	3.00%	08/15/23	400,000	440,532
				4,718,492

Utah 0.74%
Tooele City, Utah Municipal Building Authority Lease Revenue, Refunding	3.75%	12/01/17	285,000	299,931

Virginia 1.73%
Spotsylvania County, Virginia Economic Development Authority Revenue, Refunding	5.00%	06/01/23	300,000	364,323
Virginia College Building Authority Educational Facilities Revenue, Prerefunded, Series A	5.00%	09/01/15	10,000	11,330
Virginia College Building Authority Educational Facilities Revenue, Unrefunded, Series A	5.00%	09/01/15	290,000	327,306
				702,959

Washington 0.67%
Energy Northwest, Washington Electric Revenue	5.00%	07/01/14	250,000	270,153

Wisconsin 0.71%
Chippewa Valley, Wisconsin, Technical College District Promissory Notes, Series A, GO Unlimited	4.00%	04/01/14	250,000	263,472
Wisconsin State, Refunding, Series 2, GO Unlimited	4.13%	11/01/16	25,000	26,317
				289,789

Total Municipal Bonds				37,444,265
(cost $35,966,805)

Repurchase Agreement 6.94%

Joint Tri-Party Repurchase Agreement, Credit Suisse Securities USA LLC, 9/28/2012, repurchase price $2,816,836, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $2,816,794)	0.18%	10/01/12	2,816,794	2,816,794

Total Investments 99.14%				40,261,059
(cost $38,783,599)
Other assets and liabilities, net 0.86%				351,271

Net Assets 100%				$40,612,330

(1) Represents Yield

See notes to portfolio of investments.

Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2012

Municipal Bonds 96.37%	Coupon Rate	Maturity Date	Principal Amount	Value

Alabama 5.10%
Alabama State, GO Unlimited, Series A	4.63%	09/01/22	$375,000	$383,242
Bessemer, Alabama Water Revenue	4.00%	01/01/16	200,000	207,136
Mountain Brook City Board of Education Capital Outlay	4.00%	02/15/15	195,000	210,173
University of Alabama at Birmingham, Hospital Revenue, Series A	5.00%	09/01/15	300,000	331,878
				1,132,429

Arizona 2.32%
Scottsdale Arizona Municipal Property Corp., Excise Tax Revenue, Refunding	5.00%	07/01/26	180,000	233,282
University of Arizona Certificates of Participation, Series C	5.00%	06/01/22	260,000	281,801
				515,083

California 11.71%
Anaheim, California City School District, Capital Appreciation, Election 2002, GO Unlimited (ZCB)	4.60%(1)	08/01/28	580,000	277,600
California State, GO Unlimited	5.00%	03/01/32	300,000	326,112
California State, GO Unlimited	4.75%	03/01/34	205,000	217,708
Chaffey Community College District, Series C, GO Unlimited	5.00%	06/01/32	300,000	332,655
Imperial Community College District, GO Unlimited	5.00%	08/01/29	500,000	527,735
Lindsay Unified School District, Election 2002, Series C, GO Unlimited (ZCB)	5.25%(1)	08/01/35	420,000	133,631
Los Angeles Unified School District, Election 2004, Series H, GO Unlimited	5.00%	07/01/32	200,000	223,084
Santa Clara Valley Transportation Authority, Refunding, Series A	5.00%	04/01/27	370,000	426,776
Santee School District, Series D, GO Unlimited (ZCB)	5.47%(1)	08/01/43	745,000	136,559
				2,601,860

Colorado 3.37%
Colorado Health Facilities Authority Revenue	5.00%	09/01/16	150,000	154,095
Platte River, Colorado, Power Authority Power Revenue, Series II	5.00%	06/01/30	495,000	594,030
				748,125

Connecticut 2.55%
Connecticut State, Health & Educational Facility Authority, Sacred Heart University Revenue, Refunding, Series H	5.00%	07/01/27	500,000	566,305

Delaware 2.14%
Delaware State Health Facilities Authority, Bayhealth Medical Center Projects, Revenue, Series A	5.00%	07/01/39	445,000	474,303

District of Columbia 2.83%
District of Columbia Income Tax Revenue, Series A	5.25%	12/01/27	300,000	367,209
District of Columbia Water & Sewer Authority Public Utility Revenue, Subordinate Lien	5.00%	10/01/28	250,000	261,837
				629,046

Florida 3.33%
Florida Board of Education, GO Unlimited, Refunding, Series C	4.50%	06/01/28	300,000	322,992
Florida State Board of Education Lottery Revenue, Series B	5.00%	07/01/26	100,000	113,350
Seven Oaks, Florida, Community Development District, Special Assessment Revenue, Refunding, Series A1	5.50%	05/01/33	285,000	302,636
				738,978

Georgia 3.67%
Atlanta & Fulton County, Georgia Recreation Authority, Park Implementation Revenue, Series A	4.75%	12/01/35	300,000	313,494
Atlanta Development Authority Revenue	5.25%	07/01/22	500,000	501,625
				815,119

Guam 1.14%
Guam Education Financing Foundation Certificate of Participation, Series A	4.25%	10/01/18	250,000	254,225

Illinois 8.07%
Chicago Board of Education, GO Unlimited	5.25%	12/01/19	300,000	367,434
Chicago, Illinois Water Revenue, Refunding	5.75%	11/01/30	225,000	296,811
City Colleges of Chicago, GO Unlimited	5.00%	01/01/17	115,000	131,184
Du Page County, Refunding, GO Unlimited	5.60%	01/01/21	490,000	591,430
Illinois Finance Authority, Refunding, Series A	5.00%	10/01/14	150,000	162,627
Illinois Regional Transportation Authority Revenue, Series A	7.20%	11/01/20	205,000	243,319
				1,792,805

Indiana 1.52%
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series 2007 L	5.25%	01/01/33	305,000	336,656

Kansas 1.24%
Kansas State Development Finance Authority Revenue	4.00%	10/01/15	250,000	275,423

Kentucky 2.11%
Bowling Green, Kentucky, GO Unlimited, Series B	4.00%	09/01/16	215,000	239,239
Kentucky Municipal Power Agency, Power System Revenue, Prairie State Project, Series A	5.25%	09/01/22	200,000	228,646
				467,885

Massachusetts 4.16%
Massachusetts Bay Transportation Authority, Massachusetts Sales Tax Revenue, Refunding, Series A-1	5.25%	07/01/30	285,000	387,882
Massachusetts Bay Transportation Authority, Massachusetts Sales Tax Revenue, Series A	5.00%	07/01/31	405,000	537,050
				924,932

Michigan 4.88%
Detroit, Michigan Local Development Financing Authority, Refunding, Series A	5.38%	05/01/18	215,000	195,179
Detroit, Michigan Water Supply System Revenue, Series B	5.00%	07/01/16	430,000	469,956
Macomb County Building Authority, GO Limited	4.50%	11/01/23	300,000	301,020
State of Michigan, Trunk Line Revenue, Refunding	4.50%	11/01/26	105,000	117,747
				1,083,902

Missouri 1.36%
Kansas City Water Revenue	4.00%	12/01/22	250,000	303,188

Nevada 1.14%
Nye County School District, GO Limited	4.00%	05/01/15	235,000	254,021

New Hampshire 2.12%
Manchester, New Hampshire School Facilities Revenue, Refunding	5.50%	06/01/26	300,000	404,844
New Hampshire Health & Education Facilities Authority Revenue	5.00%	07/01/14	65,000	65,989
				470,833

New Jersey 1.11%
Passaic Valley, New Jersey, Sewage Commissioners Revenue, Series G	5.75%	12/01/21	200,000	245,560

New York 2.00%
Metropolitan Transportation Authority, New York, Revenue, Series A	5.00%	11/15/41	400,000	444,820

North Carolina 1.36%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Refunding, Series A	4.00%	10/01/34	300,000	302,433

Ohio 4.59%
Cleveland, Ohio, Parking Facility Revenue, Prerefunding, Refunding	5.25%	09/15/22	130,000	171,940
Lorain County, Ohio, Community College District, Revenue	3.25%	12/01/17	300,000	328,791
South Euclid Special Assessment, GO Limited Tax	6.70%	12/01/14	70,000	74,343
Summit County, Ohio, Port Authority Revenue Development, Bioinnovation Institution	5.38%	12/01/30	390,000	445,669
				1,020,743

Puerto Rico 1.17%
Commonwealth of Puerto Rico, GO Unlimited	6.00%	07/01/13	250,000	259,510

Tennessee 1.13%
Memphis, Tennessee Sanitary Sewage System Revenue, Refunding	5.00%	05/01/20	200,000	250,124

Texas 16.29%
Addison, Texas, Certificates of Obligation, GO Unlimited	4.50%	02/15/28	140,000	155,463
Center, Texas, GO Limited (ZCB)	3.10%(1)	02/15/20	150,000	128,698
Dallas, Texas Waterworks & Sewer Systems Revenue, Refunding	4.50%	10/01/19	225,000	262,674
Forney, Texas, GO Limited	5.00%	02/15/27	500,000	548,570
Goose Creek, Texas Independent School District Schoolhouse, Series A	5.25%	02/15/18	370,000	441,921
Greenville, Texas Independent School District, GO Unlimited, Refunding	4.00%	08/15/17	120,000	134,396
Laredo Independent School District Public Facility Corp., Lease Revenue, Series F	5.50%	08/01/24	100,000	100,634
North Texas Tollway Authority Revenue, Series F	5.75%	01/01/38	250,000	272,595
Prosper, Texas Independent School District, Capital Appreciation, School Building, GO Unlimited (ZCB)	6.00%(1)	08/15/33	1,000,000	361,250
San Marcos, Texas Tax & Toll Revenue, GO Limited	5.10%	08/15/27	400,000	450,884
Tarrant County, Texas Cultural Education Facilities Finance Corp., Health Resources Revenue, Refunding, Series A	5.00%	02/15/36	400,000	429,956
White Settlement, Texas Independent School District, GO Unlimited	4.13%	08/15/15	300,000	330,912
				3,617,953

Utah 2.67%
Utah State Building Ownership Authority, Lease Revenue, Refunding, Series C	5.50%	05/15/19	500,000	594,210

Washington 1.29%
Spokane County, Washington School District, No. 81, GO Unlimited	5.05%	06/01/22	255,000	286,355

Total Investments 96.37%				21,406,826
(cost $19,743,690)
Other assets and liabilities, net 3.63%				806,451

Net Assets 100%				$22,213,277

(1)Represents Yield

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (unaudited)		September 30, 2012

Common Stocks 91.64%	Shares	Value

Aerospace/Defense 1.14%
Northrop Grumman Corp.	3,000	$199,290

Beverages - Non-alcoholic 1.07%
Coca-Cola Enterprises, Inc.	6,000	187,620	*

Beverages - Wine/Spirits 1.06%
Constellation Brands, Inc., Class A	5,700	184,395	*

Building - Residential/Commercial 2.36%
D.R. Horton, Inc.	20,000	412,800

Casino Hotels 3.84%
Las Vegas Sands Corp.	10,000	463,700
Wynn Resorts Ltd.	1,800	207,792
		671,492
Chemicals - Diversified 1.31%
PPG Industries, Inc.	2,000	229,680

Commercial Services 1.17%
Iron Mountain, Inc.	6,000	204,660

Commercial Services - Financial 3.87%
MasterCard, Inc., Class A	1,500	677,220

Computer Services 1.07%
International Business Machines Corp. (IBM)	900	186,705

Computers 5.73%
Apple, Inc.	1,500	1,000,890

Computers - Integrated Systems 1.29%
Teradata Corp.	3,000	226,230	*

Computers - Peripheral Equipment 0.76%
Lexmark International, Inc., Class A	6,000	133,500

Consulting Services 1.85%
Gartner, Inc.	7,000	322,630	*

Containers - Metal/Glass 0.99%
Ball Corp.	4,100	173,471

Containers - Paper/Plastic 1.03%
Bemis Co., Inc.	5,700	179,379

Dental Supplies & Equipment 0.98%
Patterson Companies, Inc.	5,000	171,200

Dialysis Centers 1.19%
DaVita, Inc.	2,000	207,220	*

E-Commerce/Products 1.38%
eBay, Inc.	5,000	242,050	*

Electric - Integrated 4.04%
Entergy Corp.	2,700	187,110
FirstEnergy Corp.	4,000	176,400	*
Integrys Energy Group, Inc.	3,100	161,820	*
TECO Energy, Inc.	10,200	180,948
		706,278

Electric Products - Miscellaneous 0.97%
Emerson Electric Co.	3,500	168,945

Electronics - Military 1.03%
L-3 Communications Holdings, Inc.	2,500	179,275

Finance - Consumer Loans 0.99%
SLM Corp.	11,000	172,920	*

Food - Retail 3.35%
The Fresh Market, Inc.	4,000	239,920	*
Kroger Co.	6,500	153,010
Safeway, Inc.	12,000	193,080
		586,010

Gold Mining 1.48%
Agnico-Eagle Mines Ltd.	5,000	259,400

Independent Power Producer 0.99%
NRG Energy, Inc.	8,100	173,259

Internet Security 1.31%
VeriSign, Inc.	4,700	228,843	*

Investment Management/Advisory Services 1.10%
Ameriprise Financial, Inc.	3,400	192,746

Life/Health Insurance 2.02%
Lincoln National Corp.	8,200	198,358
Torchmark Corp.	3,000	154,050
		352,408

Machinery - General Industrial 2.30%
Wabtec Corp.	5,000	401,450

Medical - Biomedical/Gene 4.37%
Alexion Pharmaceuticals, Inc.	1,500	171,600	*
Amgen, Inc.	2,500	210,800
Celgene Corp.	5,000	382,000	*
		764,400

Medical - Generic Drugs 3.43%
Perrigo Co.	1,500	174,255
Watson Pharmaceuticals, Inc.	5,000	425,800	*
		600,055

Medical - HMO 1.70%
Aetna, Inc.	4,000	158,400
WellPoint, Inc.	2,400	139,224
		297,624

Medical - Hospitals 1.02%
Tenet Healthcare Corp.	28,500	178,695	*

Medical Labs & Testing Services 1.09%
Quest Diagnostics, Inc.	3,000	190,290

Multi-line Insurance 1.07%
Assurant, Inc.	5,000	186,500

Non - Ferrous Metals 1.04%
Titanium Metals Corp.	14,200	182,186	*

Oil - Field Services 1.05%
Hornbeck Offshore Services, Inc.	5,000	183,250	*

Oil Companies - Exploration & Production 0.76%
Devon Energy Corp.	2,200	133,100

Oil Companies - Integrated 2.93%
ConocoPhillips	2,500	142,950
Exxon Mobil Corp.	2,000	182,900
Marathon Petroleum Corp.	3,400	185,606
		511,456

Oil Refining & Marketing 2.12%
Sunoco, Inc.	4,200	196,686
Valero Energy Corp.	5,500	174,240
		370,926

Pharmacy Services 1.43%
Express Scripts Holding Co.	4,000	250,680	*

Printing - Commercial 0.85%
RR Donnelley & Sons Co.	14,000	148,400

Retail - Automobile 1.12%
AutoNation, Inc.	4,500	196,515	*

Retail - Consumer Electronics 0.70%
Best Buy Co., Inc.	7,100	122,049

Retail - Perfume & Cosmetics 1.65%
Ulta Salon Cosmetics & Fragrance, Inc.	3,000	288,915

Retail - Regional Department Stores 0.97%
Kohl’s Corp.	3,300	169,026

Schools 1.06%
Apollo Group, Inc., Class A	6,400	185,920	*

Silver Mining 1.59%
First Majestic Silver Corp.	12,000	278,040	*

Telecommunication Equipment 1.17%
Harris Corp.	4,000	204,880

Telephone - Integrated 2.94%
CenturyLink, Inc.	4,000	161,600
Frontier Communications Corp.	30,000	147,000
Verizon Communications, Inc.	4,500	205,065
		513,665

Tobacco 1.13%
Lorillard, Inc.	1,700	197,965

Transportation - Rail 2.04%
Union Pacific Corp.	3,000	356,100

Web Portals/Internet Service Providers 1.73%
Google, Inc., Class A	400	301,800	*

Wireless Equipment 1.01%
Motorola Solutions, Inc.	3,500	176,925

Total Common Stocks		16,021,328
(cost $14,925,673)

Real Estate Investment Trust (REIT) 1.23%

American Tower Corp., Class A	3,000	214,170
(cost $159,047)

Exchange-Traded Funds (ETF) 3.01%

iShares Silver Trust	500	16,740	*
SPDR Gold Trust	200	34,404	*
SPDR S&P Bank ETF	8,000	187,840	*
SPDR S&P Regional Banking ETF	10,000	286,400

Total Exchange-Traded Funds		525,384
(cost $503,576)

Purchased Call Options 0.28%	Contracts

Exchange-Traded Funds 0.28%
KBW Regional Banking Index, Strike Price 28, Expiration Oct. 2012	150	13,575
PowerShares QQQ, Strike Price 67, Expiration Oct. 2012	175	36,225

Total Purchased Call Options		49,800
(cost $74,309)

Total Securities		16,810,682
(cost $15,662,605)

Repurchase Agreement 4.95%	Principal Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse Securities USA LLC, 9/28/2012, 0.18%, due 10/1/2012, repurchase price $865,483, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $865,470)	$865,470	865,470

Total Investments 101.11%		17,676,152
(cost $16,528,075)
Other assets and liabilities, net (1.11%)		(194,203)

Net Assets 100%		$17,481,949

See notes to portfolios of investments.

Holmes Growth Fund
Portfolio of Investments (unaudited)		September 30, 2012

Common Stocks 88.61%	Shares	Value

Aerospace/Defense 2.63%
TransDigm Group, Inc.	7,000	$993,090	*

Agricultural Chemicals 1.77%
CF Industries Holdings, Inc.	3,000	666,720

Agricultural Operations 0.12%
Agriterra Ltd.	547,600	45,096	*

Apparel Manufacturers 2.11%
Michael Kors Holdings Ltd.	15,000	797,700	*

Building - Residential/Commercial 2.24%
D.R. Horton, Inc.	41,000	846,240

Casino Hotels 2.70%
Las Vegas Sands Corp.	22,000	1,020,140

Commercial Services - Financial 5.60%
Cardtronics, Inc.	30,000	893,400	*
MasterCard, Inc., Class A	2,700	1,218,996
		2,112,396

Computers 6.19%
Apple, Inc.	3,500	2,335,410

Computers - Integrated Systems 2.00%
Teradata Corp.	10,000	754,100	*

Consulting Services 1.71%
Gartner, Inc.	14,000	645,260	*

Data Processing/Management 2.18%
CommVault Systems, Inc.	14,000	821,800	*

Dialysis Centers 2.20%
DaVita, Inc.	8,000	828,880	*

E-Commerce/Products 1.93%
eBay, Inc.	15,000	726,150	*

Electronic Components - Semiconductors 1.12%
Peregrine Semiconductor Corp.	25,000	423,500	*

Finance - Commercial 1.47%
IOU Financial, Inc.	38,000	13,724	*+
IOU Financial, Inc., 144A	1,500,000	541,737	*+
		555,461

Food - Miscellaneous/Diversified 0.95%
Annie’s, Inc.	8,000	358,720	*

Food - Retail 2.07%
The Fresh Market, Inc.	13,000	779,740	*

Gold Mining 1.38%
Agnico-Eagle Mines Ltd.	10,000	518,800

Internet Content - Information/Network 2.23%
LinkedIn Corp., Class A	7,000	842,800	*

Internet Financial Services 0.00%
Direct Markets Holdings Corp.	10,000	210	*

Machinery - General Industrial 6.90%
Chart Industries, Inc.	12,500	923,125	*
DXP Enterprises, Inc.	15,000	716,550	*
Wabtec Corp.	12,000	963,480
		2,603,155

Medical - Biomedical/Gene 5.26%
Alexion Pharmaceuticals, Inc.	10,000	1,144,000	*
Celgene Corp.	11,000	840,400	*
		1,984,400

Medical - Generic Drugs 5.02%
Perrigo Co.	7,500	871,275
Watson Pharmaceuticals, Inc.	12,000	1,021,920	*
		1,893,195

Medical - Hospitals 0.04%
African Medical Investments plc	1,000,000	14,129	*

Medical Products 2.78%
Cyberonics, Inc.	20,000	1,048,400	*

Metal - Iron 0.27%
Andean Pacific Iron Corp., 144A (RS)	100,000	100,000	*@

Oil - Field Services 2.78%
Core Laboratories N.V.	5,000	607,400
Hornbeck Offshore Services, Inc.	12,000	439,800	*
		1,047,200

Oil Companies - Exploration & Production 2.49%
Gulfport Energy Corp.	30,000	937,800	*

Oil Refining & Marketing 3.01%
Valero Energy Corp.	11,000	348,480
Western Refining, Inc.	30,000	785,400
		1,133,880

Pharmacy Services 1.99%
Express Scripts Holding Co.	12,000	752,040	*

Quarrying 1.01%
Pacific Stone Tech, Inc. (RS)	1,757	379,951	*@

Real Estate Operating/Development 0.27%
Pacific Infrastructure, Inc. (RS)	100,000	100,000	*@

Recreational Vehicles 2.14%
Polaris Industries, Inc.	10,000	808,700

Retail - Perfume & Cosmetics 2.55%
Ulta Salon Cosmetics & Fragrance, Inc.	10,000	963,050

Retail - Restaurants 0.97%
Chuy’s Holdings, Inc.	15,000	367,800	*

Semiconductor Components - Integrated Circuits 2.04%
Cirrus Logic, Inc.	20,000	767,800	*

Silver Mining 1.54%
First Majestic Silver Corp.	25,000	579,250	*

Transactional Software 0.92%
VeriFone Systems, Inc.	12,500	348,125	*

Transportation - Rail 1.89%
Union Pacific Corp.	6,000	712,200

Web Hosting/Design 2.14%
Web.com Group, Inc.	45,000	807,750	*

Total Common Stocks		33,421,038
(cost $29,530,481)

Exchange-Traded Funds (ETF) 2.68%

iShares Silver Trust	1,000	33,480	*
SPDR Gold Trust	300	51,606	*
SPDR S&P Bank ETF	15,000	352,200	*
SPDR S&P Regional Banking ETF	20,000	572,800

Total Exchange-Traded Funds		1,010,086
(cost $971,265)

Warrants 0.00%

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2014)	500,000	0	*@
(cost $0)

Purchased Call Options 0.26%	Contracts

Exchange-Traded Funds 0.26%
KBW Regional Banking Index, Strike Price 28, Expiration Oct. 2012	300	27,150
PowerShares QQQ, Strike Price 67, Expiration Oct. 2012	350	72,450

Total Purchased Call Options		99,600
(cost $148,618)

Convertible Debenture 0.27%	Principal Amount

Metal - Iron 0.27%
Andean Pacific Iron Corp., 1.00%, maturity 06/07/13 (RS)	$100,000	100,000	@
(cost $100,000)

Silver-Linked Note 0.71%

Gold Mining 0.71%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	316,000	268,600
(cost $253,275)

Corporate Notes 0.72%

Building - Heavy Construction 0.32%
Arendal, S. de R.L. de C.V., 12.50%, maturity 10/30/12	123,200	123,200

Electric - Generation 0.40%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	150,000	150,000	@

Total Corporate Notes		273,200
(cost $270,736)

Total Securities		35,172,524
(cost $31,274,375)

Repurchase Agreement 8.21%

Joint Tri-Party Repurchase Agreement, Credit Suisse Securities USA LLC, 9/28/2012, 0.18%, due 10/1/2012, repurchase price $3,098,537, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $3,098,490)	3,098,490	3,098,490

Total Investments 101.46%		38,271,014
(cost $34,372,865)
Other assets and liabilities, net (1.46%)		(551,723)

Net Assets 100%		$37,719,291

See notes to portfolio of investments.

Global MegaTrends Fund
Portfolio of Investments (unaudited)		September 30, 2012

Common Stocks 93.02%	Shares	Value

Agricultural Operations 0.42%
Agriterra Ltd.	627,600	$51,684	*

Apparel Manufacturers 2.71%
VF Corp.	2,100	334,656

Applications Software 2.46%
Red Hat, Inc.	5,350	304,629	*

Broadcast Service/Program 5.27%
Discovery Communications, Inc., Class A	5,600	333,928	*
Scripps Networks Interactive, Inc., Class A	5,200	318,396
		652,324

Building - Residential/Commercial 8.22%
D.R. Horton, Inc.	16,000	330,240
Lennar Corp., Class A	9,500	330,315
PulteGroup, Inc.	23,000	356,500	*
		1,017,055

Cellular Telecommunication 2.67%
Vodafone Group plc, Sponsored ADR	11,610	330,827

Coal 0.24%
Pacific Coal Resources Ltd.	147,111	29,184	*

Commercial Banks - Southern US 2.23%
BB&T Corp.	4,200	139,272
Regions Financial Corp.	19,000	136,990
		276,262

Computer Software 2.54%
Akamai Technologies, Inc.	8,210	314,115	*

Computers 2.62%
Apple, Inc.	485	323,621

Computers - Integrated Systems 2.48%
Teradata Corp.	4,070	306,919	*

Computers - Memory Devices 2.51%
Seagate Technology plc	10,000	310,000

Diversified Banking Institutions 1.11%
Lloyds Banking Group plc, Sponsored ADR	55,000	136,950	*

E-Commerce/Products 2.63%
eBay, Inc.	6,725	325,557	*

Electric - Generation 0.19%
Pacific Power Generation Corp. (RS)	349,057	23,358	*@

Electronic Connectors 2.37%
Amphenol Corp., Class A	4,975	292,928

Energy - Alternate Sources 0.81%
Pacific Green Energy Corp. (RS)	100,000	100,000	*@

Finance - Credit Card 2.58%
Visa, Inc., Class A	2,375	318,915

Gold Mining 0.23%
Gran Colombia Gold Corp.	76,000	28,221	*

Hotels & Motels 5.13%
InterContinental Hotels Group plc, Sponsored ADR	12,200	320,250
Wyndham Worldwide Corp.	6,000	314,880
		635,130

Internet Application Software 2.66%
Tencent Holdings Ltd., ADR	9,700	328,636	*

Life/Health Insurance 1.05%
Prudential plc, Sponsored ADR	5,000	130,000	*

Metal - Iron 0.81%
Andean Pacific Iron Corp., 144A (RS)	100,000	100,000	*@

Quarrying 4.20%
Pacific Stone Tech, Inc. (RS)	2,405	520,081	*@

Real Estate Operating/Development 2.64%
Pacific Infrastructure, Inc. (RS)	326,533	326,533	*@

Retail - Apparel/Shoe 2.35%
Ross Stores, Inc.	4,500	290,700	*

Retail - Major Department Store 2.41%
Nordstrom, Inc.	5,400	297,972

Semiconductor Equipment 2.32%
ASML Holding N.V.	5,350	287,188	*

Super-Regional Banks - US 3.48%
Fifth Third Bancorp	10,000	155,100
U.S. Bancorp	4,000	137,200
Wells Fargo & Co.	4,000	138,120
		430,420

Telecom Services 5.33%
PT Telekomunikasi Indonesia Persero Tbk, Sponsored ADR	8,500	330,905
Telecom Corp. of New Zealand Ltd., Sponsored ADR	33,810	328,633
		659,538

Telephone - Integrated 13.47%
AT&T, Inc.	9,075	342,128
CenturyLink, Inc.	8,276	334,350
Frontier Communications Corp.	65,000	318,500
Philippine Long Distance Telephone Co., Sponsored ADR	5,090	335,991
Verizon Communications, Inc.	7,341	334,529
		1,665,498

Wireless Equipment 2.88%
Crown Castle International Corp.	5,548	355,627	*

Total Common Stocks		11,504,528
(cost $11,304,638)

Real Estate Investment Trusts (REIT) 2.47%

Allied Properties Real Estate Investment Trust	4,700	152,865
Boardwalk Real Estate Investment Trust	2,300	152,070

Total Real Estate Investment Trusts		304,935
(cost $257,130)

Warrants 0.00%

Coal 0.00%
Pacific Coal Resources Ltd., Warrants (March 2016)	55,555	283*
(cost $0)

Purchased Put Option 0.16%	Contracts

Exchange-Traded Funds 0.16%
SPDR Gold Trust, Strike Price 134.00, Expiration Dec. 2012	125	20,125
(cost $49,351)

Master Limited Partnership 1.15%	Units

Pipelines 1.15%
Plains All American Pipeline L.P.	1,615	142,443*
(cost $125,592)

Convertible Debenture 0.81%	Principal Amount

Metal - Iron 0.81%
Andean Pacific Iron Corp., 1.00%, maturity 06/07/13 (RS)	$100,000	100,000	@
(cost $100,000)

Silver-Linked Note 0.75%

Gold Mining 0.75%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	109,000	92,650
(cost $87,884)

Corporate Notes 1.21%

Building - Heavy Construction 0.40%
Arendal, S. de R.L. de C.V., 12.50%, maturity 10/30/12	49,600	49,600

Electric - Generation 0.81%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	100,000	100,000	@

Total Corporate Notes		149,600
(cost $148,608)

Total Investments 99.57%		12,314,564
(cost $12,073,203)
Other assets and liabilities, net 0.43%		53,010

Net Assets 100%		$12,367,574

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)		September 30, 2012

Common Stocks 83.18%	Shares	Value

Agricultural Chemicals 2.90%
CF Industries Holdings, Inc.	3,500	$777,840
Monsanto Co.	61,500	5,597,730
Potash Corporation of Saskatchewan, Inc.	226,100	9,817,262
Spur Ventures, Inc.	274,867	99,270	*
		16,292,102

Agricultural Operations 2.89%
Agriterra Ltd.	67,238,600	5,537,250	*+
Bunge Ltd.	159,400	10,687,770
		16,225,020

Chemicals - Diversified 1.95%
Sociedad Quimica y Minera de Chile S.A., Sponsored ADR	177,900	10,965,756

Coal 4.16%
Consol Energy, Inc.	255,000	7,662,750	*
Exxaro Resources Ltd.	365,000	7,057,924
Pacific Coal Resources Ltd.	19,699,315	3,907,998	*+
Sable Mining Africa Ltd.	31,764,371	4,616,236	*
Walter Energy, Inc., 144A	4,293	139,191	*
		23,384,099

Diamonds/Precious Stones 0.02%
Diamond Fields International Ltd.	1,800,000	91,561	*
Rockwell Diamonds, Inc., 144A	63,333	17,397	*
		108,958

Diversified Minerals 4.01%
African Potash Ltd.	15,800,000	1,945,370	*+
BHP Billiton Ltd., Sponsored ADR	150,000	10,291,500
Calibre Mining Corp.	600,000	100,717	*
Canada Zinc Metals Corp.	1,000,000	384,048	*
Lithium Americas Corp.	476,667	504,332	*
Lundin Mining Corp.	1,050,000	5,362,429	*
Melior Resources, Inc.	779,661	87,250	*
Melior Resources, Inc., 144A	4,953,000	554,281	*
Sirocco Mining, Inc.	1,035,000	789,715	*
Woulfe Mining Corp.	8,038,600	2,494,301	*
		22,513,943

Electric - Generation 0.06%
Pacific Power Generation Corp. (RS)	4,868,396	325,779	*+@

Energy - Alternate Sources 0.43%
Pacific Green Energy Corp. (RS)	2,400,000	2,400,000	*+@

Finance - Investment Banker/Broker 0.09%
Aberdeen International, Inc.	1,274,750	518,745	*

Food - Meat Products 5.45%
BRF-Brasil Foods S.A., Sponsored ADR	585,000	10,120,500	*
Smithfield Foods, Inc.	528,000	10,375,200	*
Tyson Foods, Inc., Class A	630,200	10,095,804
		30,591,504

Forestry 1.97%
Prima Colombia Hardwood, Inc.	15,265,832	77,653	*
West Fraser Timber Co., Ltd.	193,000	10,983,692	*
		11,061,345

Gold Mining 8.87%
AuRico Gold, Inc.	850,000	5,975,380	*
Centerra Gold, Inc.	533,333	6,679,210	*
Chesapeake Gold Corp.	100,875	972,883	*
Chesapeake Gold Corp., 144A	52,400	505,368	*
Corona Minerals Ltd.	50,000	5,187	*@
Eldorado Gold Corp.	796,000	12,131,040	*
Gran Colombia Gold Corp.	11,327,654	4,206,311	*
Gran Colombia Gold Corp., 144A	5,450,999	2,024,126	*
Kinross Gold Corp., 144A	1	10
NGEx Resources, Inc.	1,000,000	2,594,232	*
Olympus Pacific Minerals, Inc.	283,400	61,988	*
Planet Mining Exploration, Inc.	160,000	25,637	*
Pretium Resources, Inc.	100,000	1,310,341	*
Rusoro Mining Ltd.	3,119,433	111,074	*
Sunridge Gold Corp.	3,295,227	737,937	*
Yamana Gold, Inc.	653,000	12,478,830
		49,819,554

Medical - Hospitals 0.01%
African Medical Investments plc	2,507,500	35,429	*

Metal - Copper 6.07%
Catalyst Copper Corp.	1,800,000	128,185	*
Catalyst Copper Corp., 144A	5,000,000	356,071	*
First Quantum Minerals Ltd.	505,000	10,763,264
Freeport-McMoRan Copper & Gold, Inc.	296,890	11,750,906
Los Andes Copper Ltd.	754,000	210,947	*
Southern Copper Corp.	317,012	10,892,532
Verona Development Corp.	708,800	0	*@
		34,101,905

Metal - Diversified 0.46%
Bell Copper Corp.	2,500,000	31,792	*
Concordia Resource Corp.	1,000,000	274,683	*
GoviEx Uranium, Inc. (RS)	750,000	2,250,000	*@
Orsu Metals Corp., 144A	147,605	19,522	*
		2,575,997

Metal - Iron 0.49%
Andean Pacific Iron Corp., 144A (RS)	2,600,000	2,600,000	*@
West African Iron Ore Corp., 144A	2,925,000	133,908	*
		2,733,908

Mining Services 0.31%
Bounty Mining Ltd.	22,000,000	285,258	*@
Natasa Mining Ltd.	1,035,250	1,471,069	*
		1,756,327

Natural Resource Technology 0.01%
I-Pulse, Inc. (RS)	15,971	50,947	*@

Non - Ferrous Metals 0.25%
Anfield Nickel Corp., 144A	390,000	1,372,806	*
Sterling Group Ventures, Inc., 144A	500,000	48,750	*
		1,421,556

Oil - Field Services 4.42%
Hornbeck Offshore Services, Inc.	200,000	7,330,000	*
Oil States International, Inc.	151,800	12,062,028	*
Pioneer Energy Services Corp.	700,000	5,453,000	*
		24,845,028

Oil & Gas Drilling 2.07%
Ensco plc, Class A	213,200	11,632,192

Oil Companies - Exploration & Production 10.12%
Africa Oil Corp.	451,000	4,445,994	*
BNK Petroleum, Inc.	931,300	682,167	*
Concho Resources, Inc.	90,000	8,527,500	*
Gran Tierra Energy, Inc.	1,430,000	7,393,100	*
Horn Petroleum Corp., 144A	2,110,889	708,676	*
Ivanhoe Energy, Inc.	414,100	227,493	*
Newfield Exploration Co.	197,000	6,170,040	*
Pacific Rubiales Energy Corp.	9,288	221,960
Petroamerica Oil Corp.	255,000	54,479	*
Petroamerica Oil Corp., 144A	8,000,000	1,709,141	*
Petromanas Energy, Inc.	5,544,000	1,128,033	*
Petrominerales Ltd.	100,000	809,807	*
Pioneer Natural Resources Co.	106,600	11,129,040
Range Energy Resources, Inc.	100,000	5,850	*+
Range Energy Resources, Inc., 144A	15,000,000	877,460	*+
Royalite Petroleum Co., Inc.	2,266,333	1,473	*
ShaMaran Petroleum Corp.	6,100,000	2,699,527	*
SM Energy Co.	35,000	1,893,850
Southwestern Energy Co.	200,000	6,956,000	*
U.S. Oil Sands, Inc., 144A	7,777,777	1,186,903	*
		56,828,493

Oil Companies - Integrated 6.71%
Cenovus Energy, Inc.	309,000	10,768,650
Hess Corp.	300,000	16,116,000
Imperial Oil Ltd.	59,274	2,728,382
Marathon Petroleum Corp.	147,913	8,074,571
		37,687,603

Oil Field Machinery & Equipment 1.77%
National-Oilwell Varco, Inc.	124,000	9,933,640

Oil Refining & Marketing 1.93%
HollyFrontier Corp.	252,000	10,400,040
Value Creation, Inc. (RS)	336,880	430,598	*@
		10,830,638

Paper & Related Products 2.26%
International Paper Co.	349,300	12,686,576

Pipelines 3.82%
Kinder Morgan, Inc.	308,600	10,961,472
The Williams Companies, Inc.	300,000	10,491,000
		21,452,472

Platinum 0.00%
Osmium Holdings S.A. (RS)	104	0	*@

Precious Metals 1.65%
Fortress Minerals Corp.	170,200	718,582	*
Tahoe Resources, Inc.	420,000	8,551,200	*
		9,269,782

Quarrying 2.48%
Compass Minerals International, Inc.	121,000	9,025,390
Pacific Stone Tech, Inc. (RS)	22,659	4,900,009	*+@
		13,925,399

Real Estate Operating/Development 1.53%
Mongolia Growth Group Ltd.	285,000	1,130,780	*
Pacific Infrastructure, Inc. (RS)	7,443,544	7,443,544	*@
		8,574,324

Silver Mining 2.06%
First Majestic Silver Corp.	500,000	11,585,000	*

Steel - Producers 1.96%
Reliance Steel & Aluminum Co.	210,000	10,993,500	*

Total Common Stocks		467,127,521
(cost $503,746,732)

Real Estate Investment Trusts (REIT) 3.90%

Plum Creek Timber Co., Inc.	250,000	10,960,000	*
Weyerhaeuser Co.	418,600	10,942,204

Total Real Estate Investment Trusts		21,902,204
(cost $16,495,023)

Exchange - Traded Fund (ETF) 0.11%

ETFS Palladium Trust	10,000	628,500	*
(cost $686,699)

Warrants 1.67%

Coal 0.01%
Pacific Coal Resources Ltd., Warrants (March 2016)	7,907,407	40,223	*

Diversified Minerals 0.00%
Melior Resources, Inc., Warrants (June 2013)	3,803,000	19,345	*
Niocan, Inc., 144A, Warrants (August 2014)	260,000	0	*@
		19,345

Gold Mining 1.39%
Dundee Precious Metals, Inc., Warrants (November 2015)	587,500	4,452,795	*
Gran Colombia Gold Corp., Warrants (August 2015)	172,561	30,722	*
Gran Colombia Gold Corp., 144A, Warrants (August 2015)	1,594,166	283,818	*
New Gold, Inc., 144A, Warrants (June 2017)	822,570	3,012,617	*
Rusoro Mining Ltd., 144A, Warrants (November 2012)	3,150,000	16,024	*
		7,795,976

Gold/Mineral Royalty Companies 0.08%
Franco-Nevada Corp., Warrants (June 2017)	50,380	451,034	*

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2014)	1,162,500	0	*@

Metal - Copper 0.00%
Catalyst Copper Corp., 144A, Warrants (February 2017)	2,500,000	0	*@

Metal - Iron 0.03%
West African Iron Ore Corp., 144A, Warrants (March 2016)	2,925,000	148,787	*

Oil Companies - Exploration & Production 0.16%
Horn Petroleum Corp., 144A, Warrants (September 2013)	2,110,889	214,750	*
Petroamerica Oil Corp., 144A, Warrants (October 2014)	8,000,000	691,795	*
U.S. Oil Sands, Inc., 144A, Warrants (May 2014)	7,777,777	0	*@
		906,545

Total Warrants		9,361,910
(cost $2,335,957)

Purchased Put Options 0.05%	Contracts

Exchange-Traded Funds 0.05%
iShares Dow Jones U.S. Oil Equipment & Services Index Fund, Strike Price 59, Expiration Oct. 2012	2,000	65,000
Market Vectors Agribusiness ETF, Strike Price 34, Expiration Oct. 2012	1,000	15,000
Materials Select Sector SPDR Trust, Strike Price 34, Expiration Dec. 2012	2,000	120,000
SPDR S&P Oil & Gas Exploration & Production ETF, Strike Price 46, Expiration Dec. 2012	1,000	77,000

Total Purchased Put Options		277,000
(cost $1,677,040)

Master Limited Partnerships 4.88%		Units

Oil Companies - Exploration & Production 0.97%
SandRidge Mississippian Trust II		268,000	5,451,120

Pipelines 3.91%
Enterprise Products Partners L.P.		194,000	10,398,400	*
Western Gas Partners L.P.		229,000	11,543,890	*
			21,942,290

Total Master Limited Partnerships			27,393,410
(cost $24,681,069)

Convertible Debenture 0.09%		Principal Amount

Diversified Minerals 0.09%
Niocan, Inc., 144A, 12.00%, maturity 08/29/13	CAD	500,000	508,673	@
(cost $510,621)

Silver-Linked Note 1.01%

Gold Mining 1.01%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18		$6,703,000	5,697,550
(cost $5,784,557)

Corporate Notes 0.93%

Building - Heavy Construction 0.25%
Arendal, S. de R.L. de C.V., 12.50%, maturity 10/30/12		1,412,800	1,412,800

Electric - Generation 0.53%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)		3,000,000	3,000,000	@

Mining Services 0.15%
Great Western Minerals Group Ltd., 8.00%, maturity 04/06/17		1,000,000	820,000

Total Corporate Notes			5,232,800
(cost $5,384,547)

Total Securities			538,129,568
(cost $561,302,245)

Repurchase Agreement 4.59%

Joint Tri-Party Repurchase Agreement, Credit Suisse Securities USA LLC, 9/28/2012, 0.18%, due 10/1/2012, repurchase price $25,762,308, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $25,761,922)		25,761,922	25,761,922

Total Investments 100.41%			563,891,490
(cost $587,064,167)
Other assets and liabilities, net (0.41%)			(2,284,305)

Net Assets 100%			$561,607,185

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	September 30, 2012

Common Stocks 80.00%	Shares	Value

Agricultural Operations 0.80%
Agriterra Ltd.	38,176,200	$3,143,896	*

Coal 0.81%
Pacific Coal Resources Ltd.	2,657,222	527,146	*
Prophecy Coal Corp., 144A	133,400	20,357	*
Sable Mining Africa Ltd.	18,251,500	2,652,445	*
		3,199,948

Diamonds/Precious Stones 0.87%
Diamonds North Resources Ltd.	1,757,400	71,515	*
Diamonds North Resources Ltd., 144A	1,046,800	42,598	*
Gold Standard Ventures Corp.	860,000	1,661,456	*
Lucara Diamond Corp.	1,275,000	804,212	*
Northern Superior Resources, Inc., Class A	1,510,900	192,139	*
Olivut Resources Ltd.	645,000	570,884	*
Rockwell Diamonds, Inc.	66,666	18,312	*
Rockwell Diamonds, Inc., 144A	171,667	47,154	*
		3,408,270

Diversified Minerals 3.67%
African Potash Ltd.	3,000,000	369,374	*
Aldridge Minerals, Inc.	2,026,000	1,174,851	*
Amarc Resources Ltd.	695,545	91,989	*
Calibre Mining Corp.	1,800,000	302,152	*
Elissa Resources Ltd., 144A	36,250	3,135	*
Erdene Resource Development Corp.	396,000	104,746	*
Global Minerals Ltd.	450,000	206,012	*
Golden Alliance Resources Corp.	235,000	9,563	*
Helio Resource Corp.	500,000	43,237	*
Indochine Mining Ltd.	7,785,500	1,211,385	*
Mindoro Resources Ltd.	2,829,000	143,904	*
Mines Management, Inc.	350,000	539,000	*
Miocene Metals Ltd.	256,833	15,677	*
Moss Lake Gold Mines Ltd.	3,345,000	672,097	*+
New Pacific Metals Corp.	45,380	29,547	*
North American Tungsten Corp.	950,000	173,966	*
Prodigy Gold, Inc.	1,000,000	701,969	*
Rochester Resources Ltd.	7,755,000	670,609	*+
Rubicon Minerals Corp.	1,500,000	5,631,009	*
Sirocco Mining, Inc.	2,725,000	2,079,200	*
Strongbow Exploration, Inc.	825,000	67,145	*
Wallbridge Mining Co., Ltd.	1,541,000	211,643	*
		14,452,210

Finance - Investment Banker/Broker 0.25%
Aberdeen International, Inc.	2,396,000	975,024	*

Gold Mining 54.52%
Agnico-Eagle Mines Ltd.	350,000	18,158,000
Alamos Gold, Inc.	445,000	8,651,457	*
Almaden Minerals Ltd.	580,000	1,581,362	*
Atna Resources Ltd.	3,005,000	3,974,261	*
AuRico Gold, Inc.	338,300	2,361,334	*
B2Gold Corp.	600,000	2,405,005	*
Barrick Gold Corp.	125,000	5,220,000
Belo Sun Mining Corp.	500,000	681,622	*
Brazilian Gold Corp.	500,000	116,995	*
Canaco Resources, Inc.	800,000	313,342	*
Canyon Resources Ltd.	826,316	212,141	*
Caza Gold Corp.	1,200,000	164,810	*
CB Gold, Inc.	1,115,000	941,503	*
Centerra Gold, Inc.	315,000	3,944,911	*
Chalice Gold Mines Ltd.	3,900,000	1,031,595	*
Chesapeake Gold Corp.	401,000	3,867,420	*
Chesapeake Gold Corp., 144A	192,199	1,853,651	*
Choice Gold Corp.	975,000	34,717	*
Choice Gold Corp., 144A	870,000	30,978	*
Claude Resources, Inc.	1,515,000	1,294,674	*
Colossus Minerals, Inc.	525,000	2,996,337	*
Comstock Mining, Inc.	1,000,000	3,270,000	*
Continental Gold Ltd.	630,000	5,646,574	*
Corona Minerals Ltd.	812,500	84,281	*@
Coventry Resources Ltd.	6,000,000	840,213	*
Crystallex International Corp.	2,150,000	268,750	*
Doray Minerals Ltd.	1,000,000	855,772	*
Dundee Precious Metals, Inc.	855,000	8,002,442	*
Eastmain Resources, Inc.	800,000	830,154	*
Eldorado Gold Corp.	330,000	5,029,200	*
Entree Gold, Inc.	2,740,000	1,588,891	*
Goldcorp, Inc.	166,000	7,611,100
Golden Arrow Resources Corp.	2,155,000	624,828	*
Golden Predator Corp.	2,985,700	1,214,996	*
Golden Star Resources Ltd.	550,000	1,083,500	*
Goldquest Mining Corp.	1,100,000	1,499,568	*
Gran Colombia Gold Corp.	7,698,178	2,858,574	*+
Gran Colombia Gold Corp., 144A	17,175,360	6,377,747	*+
Grandview Gold, Inc.	1,100,000	27,977	*
Guyana Goldfields, Inc.	284,000	959,235	*
Harmony Gold Mining Co., Ltd., Sponsored ADR	600,000	5,046,000	*
IAMGOLD Corp.	180,000	2,845,800
Kaminak Gold Corp., Class A	100,000	237,041	*
Kilo Goldmines Ltd.	2,510,000	319,192	*
Kimber Resources, Inc.	1,500,000	1,042,500	*
Kinross Gold Corp.	100,000	1,021,000
Kirkland Lake Gold, Inc.	24,900	301,956	*
Klondex Mines Ltd.	3,380,000	4,710,921	*+
Lexam VG Gold, Inc.	2,370,000	506,333	*
Lexam VG Gold, Inc., 144A	2,406,501	514,131	*
Lion One Metals Ltd.	300,000	201,434	*
Malbex Resources, Inc.	470,500	45,473	*
Malbex Resources, Inc., 144A	1,333,333	128,864	*
Midway Gold Corp.	265,800	435,912	*
Mirasol Resources Ltd.	2,180,000	5,655,425	*+
Newmont Mining Corp.	100,000	5,601,000
NGEx Resources, Inc.	2,410,000	6,252,098	*
Olympus Pacific Minerals, Inc.	582,190	127,342	*
Pacific Rim Mining Corp., 144A	133,500	14,940	*
Papillon Resources Ltd.	750,000	1,361,456	*
Petaquilla Minerals Ltd., 144A	2,660,000	1,677,807	*
Pilot Gold, Inc.	100,000	172,949	*
Planet Mining Exploration, Inc.	1,030,500	165,119	*
PMI Gold Corp.	7,026,500	6,719,477	*
Polyus Gold International Ltd.	373,500	1,307,239	*
Premier Gold Mines Ltd.	690,000	4,471,540	*
Pretium Resources, Inc.	220,000	2,882,751	*
Queenston Mining, Inc.	352,500	1,441,630	*
Radius Gold, Inc.	2,040,000	498,093	*
Radius Gold, Inc., 144A	125,000	30,520	*
Renaissance Gold, Inc.	550,000	442,037	*
Reunion Gold Corp.	1,953,000	834,488	*
Revolution Resources Corp., 144A	570,000	113,078	*
Richmont Mines, Inc.	210,000	999,600	*
Rio Alto Mining Ltd.	600,000	3,186,327	*
Riverstone Resources, Inc.	300,000	213,643	*
Romarco Minerals, Inc.	1,000,000	1,088,560	*
Rusoro Mining Ltd.	6,325,900	225,247	*
Rye Patch Gold Corp.	4,045,000	2,345,643	*
Rye Patch Gold Corp., 144A	1,800,000	1,043,797	*
Seafield Resources Ltd., 144A	1,300,000	204,995	*
SEMAFO, Inc.	150,000	685,182	*
Silver Lake Resources Ltd.	500,000	1,887,886	*
Solvista Gold Corp.	60,000	57,989	*
Solvista Gold Corp., 144A	2,620,000	2,532,173	*
St Barbara Ltd.	1,500,000	3,360,852	*
Sunridge Gold Corp.	3,300,227	739,056	*
Taurus Gold Ltd., 144A (RS)	2,319,573	2,667,509	*@
Timmins Gold Corp.	294,000	828,506	*
Tolima Gold, Inc.	225,000	65,237	*
Tolima Gold, Inc., 144A	4,100,000	1,188,768	*
Torex Gold Resources, Inc.	1,200,000	2,588,128	*
TriStar Gold, Inc.	1,385,000	577,700	*
Virginia Mines, Inc.	797,000	8,554,199	*
West Kirkland Mining, Inc.	1,500,000	473,066	*
Yamana Gold, Inc.	700,000	13,377,000
Yukon-Nevada Gold Corp.	897,900	278,610	*
		214,805,136

Gold/Mineral Royalty Companies 0.80%
Franco-Nevada Corp.	53,300	3,140,969	*

Investment Companies 0.00%
Invictus Financial, Inc.	49,800	5,066	*

Medical - Hospitals 0.02%
African Medical Investments plc	4,637,500	65,524	*

Metal - Copper 0.55%
Catalyst Copper Corp.	1,564,000	111,379	*
Catalyst Copper Corp., 144A	2,000,000	142,428	*
Lumina Copper Corp.	30,000	308,256	*
Revett Minerals, Inc.	450,000	1,611,476	*
Verona Development Corp.	48,500	0	*@
		2,173,539

Metal - Diversified 3.41%
Balmoral Resources Ltd.	1,090,000	1,108,907	*
Bearing Resources Ltd.	81,250	17,152	*
Bell Copper Corp.	2,000,000	25,434	*
Cerro Resources NL	17,658,000	1,921,869	*
Cerro Resources NL, 144A	2,600,000	284,348	*
Dalradian Resources, Inc.	1,678,000	2,202,167	*
First Point Minerals Corp.	2,400,000	952,236	*
Imperial Metals Corp.	252,500	3,208,429	*
Mandalay Resources Corp.	1,640,900	1,552,507	*
Mariana Resources Ltd.	4,225,000	409,339	*
Orsu Metals Corp.	289,800	38,327	*
Orsu Metals Corp., 144A	1,800,000	238,059	*
Prophecy Platinum Corp.	1	1	*
Rackla Metals, Inc.	714,999	70,922	*
Robust Resources Ltd.	600,000	429,442	*
Temex Resources Corp.	950,000	289,943	*
Tigray Resources, Inc.	275,000	67,145	*
Trevali Mining Corp.	500,000	630,754	*
		13,446,981

Mining Services 1.12%
Argent Minerals Ltd.	5,625,000	443,446	*
Energold Drilling Corp.	400,000	1,595,198	*
Geodrill Ltd.	330,000	530,444	*
Natasa Mining Ltd.	1,299,349	1,846,349	*
		4,415,437

Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.	2,000,000	0	*@

Platinum 0.62%
Osmium Holdings S.A. (RS)	891	0	*@
Pacific North West Capital Corp., 144A	1,291,666	98,555	*
Platinum Group Metals Ltd.	2,265,000	2,350,374	*
		2,448,929

Precious Metals 6.54%
Alexco Resource Corp.	325,000	1,410,500	*
Atikwa Resources, Inc.	1,333,333	47,476	*
Candente Gold Corp.	765,000	140,089	*+
Candente Gold Corp., 144A	4,875,000	892,721	*+
Coeur d’Alene Mines Corp.	405,000	11,676,150	*
Eco Oro Minerals Corp.	400,000	374,383	*
Fortress Minerals Corp.	202,000	852,841	*
Fortress Minerals Corp., 144A	70,000	295,539	*
Newstrike Capital, Inc.	20,000	46,798	*
Pan African Resources plc	10,000,000	2,919,620	*
Polymetal International plc	85,100	1,490,955
Roxgold, Inc.	1,105,000	910,575	*
Sabina Gold & Silver Corp.	899,400	3,001,203	*
Solitario Exploration & Royalty Corp.	955,000	1,719,670	*
		25,778,520

Silver Mining 6.02%
First Majestic Silver Corp.	160,000	3,707,200	*
MAG Silver Corp.	741,000	9,076,393	*
Silver Wheaton Corp.	275,000	10,920,250
		23,703,843

Total Common Stocks		315,163,292
(cost $389,231,248)

Exchange-Traded Funds (ETF) 1.31%

Market Vectors Gold Miners ETF	20	1,074	*
Market Vectors Junior Gold Miners ETF	35	865	*
SPDR Gold Trust	30,000	5,160,600	*

Total Exchange-Traded Funds		5,162,539
(cost $4,840,031)

Warrants 4.38%

Coal 0.00%
Pacific Coal Resources Ltd., Warrants (March 2016)	1,111,111	5,652	*

Gold Mining 4.08%
Choice Gold Corp., Warrants (December 2012)	870,000	0	*@
Crystallex International Corp., 144A, Warrants (December 2049)	162,500	0	*@
Dundee Precious Metals, Inc., Warrants (November 2015)	1,212,500	9,189,811	*
Endeavour Mining Corp., Warrants (February 2014)	1,030,000	523,933	*
Gran Colombia Gold Corp., Warrants (August 2015)	112,904	20,101	*
Gran Colombia Gold Corp., 144A, Warrants (August 2015)	4,520,983	804,896	*
Kinross Gold Corp., Warrants (September 2013)	788,411	272,709	*
Kinross Gold Corp., Warrants (September 2014)	250,000	178,036	*
New Gold, Inc., Warrants (June 2017)	1,025,000	3,754,006	*
New Gold, Inc., 144A, Warrants (June 2017)	352,530	1,291,122	*
Petaquilla Minerals Ltd., 144A, Warrants (January 2014)	2,660,000	0	*@
Rusoro Mining Ltd., Warrants (November 2012)	225,750	1,148	*
Rusoro Mining Ltd., 144A, Warrants (November 2012)	6,105,000	31,054	*
Seafield Resources Ltd., 144A, Warrants (December 2012)	1,300,000	9,919	*
Solvista Gold Corp., 144A, Warrants (April 2013)	1,310,000	0	*@
Tolima Gold, Inc., 144A, Warrants (December 2013)	2,050,000	0	*@
		16,076,735

Gold/Mineral Royalty Companies 0.30%
Franco-Nevada Corp., Warrants (July 2013)	42,200	20,822	*
Franco-Nevada Corp., 144A, Warrants (July 2013)	125,000	61,677	*
Franco-Nevada Corp., Warrants (June 2017)	120,950	1,082,822	*
		1,165,321

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2014)	2,125,000	0	*@

Metal - Copper 0.00%
Catalyst Copper Corp., 144A, Warrants (February 2017)	1,000,000	0	*@

Metal - Diversified 0.00%
Rackla Metals, Inc., Warrants (June 2013)	673,333	11,987	*
Rackla Metals, Inc., 144A, Warrants (June 2013)	41,666	742	*
		12,729

Total Warrants		17,260,437
(cost $9,707,370)

Special Warrants 0.00%

Gold/Mineral Exploration & Development 0.00%
Western Exploration & Development Ltd., 144A, Special Warrants (December 2049) (RS)	600,000	0	*@
(cost $300,000)

Purchased Call Options 2.68%	Contracts

Gold Mining 2.20%
Agnico-Eagle Mines Ltd., Strike Price 47.50, Expiration Jan. 2013	3,008	1,970,240
Agnico-Eagle Mines Ltd., Strike Price 55, Expiration Jan. 2013	1,118	307,450
AuRico Gold, Inc., Strike Price 8, Expiration Dec. 2012	2,313	92,520
Barrick Gold Corp., Strike Price 50, Expiration Jan. 2013	3,789	227,340
Eldorado Gold Corp., Strike Price 12.50, Expiration Jan. 2013	1,600	512,000
Gold Fields Ltd., Strike Price 20, Expiration Jan. 2013	78	117
Goldcorp, Inc., Strike Price 65, Expiration Jan. 2013	4,003	64,048
Goldcorp, Inc., Strike Price 65, Expiration Jan. 2014	1,435	389,603
Harmony Gold Mining Co., Ltd., Strike Price 9, Expiration Jan. 2013	2,535	177,450
IAMGOLD Corp., Strike Price 15, Expiration Jan. 2013	225	43,875
IAMGOLD Corp., Strike Price 17.50, Expiration Jan. 2013	2,662	239,580
Kinross Gold Corp., Strike Price 10, Expiration Jan. 2013	4,000	448,000
Kinross Gold Corp., Strike Price 12, Expiration Jan. 2014	1,803	254,223
Newmont Mining Corp., Strike Price 60, Expiration Jan. 2013	3,910	731,170
Randgold Resources Ltd., Strike Price 77.50, Expiration Jan. 2013	700	3,209,500
		8,667,116

Silver Mining 0.48%
Golden Minerals Co., Strike Price 5, Expiration Jan. 2013	3,140	266,900
Hecla Mining Co., Strike Price 5, Expiration Jan. 2013	1,400	256,200
Pan American Silver Corp., Strike Price 30, Expiration Jan. 2013	229	11,450
Silver Standard Resources, Inc., Strike Price 15, Expiration Jan. 2013	3,823	1,051,325
Silver Wheaton Corp., Strike Price 32, Expiration Dec. 2012	400	320,800
		1,906,675

Total Purchased Call Options		10,573,791
(cost $8,324,421)

Purchased Put Options 0.13%

Exchange-Traded Funds 0.13%
Market Vectors Gold Miners ETF, Strike Price 53, Expiration Oct. 2012	642	83,460
Market Vectors Gold Miners ETF, Strike Price 45, Expiration Jan. 2013	475	48,925
Market Vectors Junior Gold Miners ETF, Strike Price 24, Expiration Oct. 2012	5,500	363,000

Total Purchased Put Options		495,385
(cost $784,684)

Convertible Debenture 0.30%	Principal Amount

Metal - Iron 0.30%
Andean Pacific Iron Corp., 1.00%, maturity 06/07/13 (RS)	$1,200,000	1,200,000	@
(cost $1,200,000)

Silver-Linked Note 1.83%

Gold Mining 1.83%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	8,448,000	7,180,800
(cost $8,407,186)

Corporate Note 0.20%

Electric - Generation 0.20%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	800,000	800,000	@
(cost $800,000)

Total Securities		357,836,244
(cost $423,594,940)

Repurchase Agreement 8.21%

Joint Tri-Party Repurchase Agreement, Credit Suisse Securities USA LLC, 9/28/2012, 0.18%, due 10/1/2012, repurchase price $32,362,224, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $32,361,738)	32,361,738	32,361,738

Total Investments 99.04%		390,197,982
(cost $455,956,678)
Other assets and liabilities, net 0.96%		3,766,823

Net Assets 100%		$393,964,805

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)		September 30, 2012

Common Stocks 70.46%	Shares	Value

Gold Mining 53.24%
Agnico-Eagle Mines Ltd.	150,000	$7,782,000
Alacer Gold Corp.	250,000	1,846,483	*
Alamos Gold, Inc.	260,000	5,054,784	*
Allied Nevada Gold Corp.	75,000	2,929,500	*
Atna Resources Ltd.	1,255,000	1,659,800	*
AuRico Gold, Inc.	616,700	4,304,566	*
B2Gold Corp.	525,000	2,104,380	*
Barrick Gold Corp.	150,000	6,264,000
Centerra Gold, Inc.	365,000	4,571,087	*
Claude Resources, Inc.	1,010,000	863,116	*
DRDGOLD Ltd., Sponsored ADR	100,000	635,000
Dundee Precious Metals, Inc.	420,000	3,931,024	*
Eldorado Gold Corp.	200,000	3,048,000	*
Goldcorp, Inc.	109,000	4,997,650
Golden Star Resources Ltd.	275,000	541,750	*
Gran Colombia Gold Corp.	5,401,158	2,005,618	*
Gran Colombia Gold Corp., 144A	4,150,000	1,541,025	*
Harmony Gold Mining Co., Ltd., Sponsored ADR	450,000	3,784,500	*
IAMGOLD Corp.	155,000	2,450,550
Kinross Gold Corp.	200,000	2,042,000
Kirkland Lake Gold, Inc.	24,900	301,956	*
Lake Shore Gold Corp.	500,000	503,586	*
Nevsun Resources Ltd.	375,000	1,762,500
New Gold, Inc.	175,000	2,138,500	*
Newcrest Mining Ltd.	45,000	1,360,212
Newcrest Mining Ltd., Sponsored ADR	50,000	1,485,000
Newmont Mining Corp.	150,000	8,401,500
Polyus Gold International Ltd.	270,000	944,992	*
Randgold Resources Ltd., Sponsored ADR	20,000	2,460,000	*
Richmont Mines, Inc.	50,000	238,000	*
Rio Alto Mining Ltd.	300,000	1,593,163	*
Royal Gold, Inc.	40,000	3,994,400
Sandstorm Gold Ltd.	275,000	3,533,496	*
SEMAFO, Inc.	100,000	456,788	*
Silver Lake Resources Ltd.	1,000,000	3,775,772	*
St Barbara Ltd.	500,000	1,120,284	*
Timmins Gold Corp.	196,000	552,337	*
Yamana Gold, Inc.	350,000	6,688,500
		103,667,819

Gold/Mineral Royalty Companies 1.82%
Franco-Nevada Corp.	60,000	3,535,800	*

Medical - Hospitals 0.01%
African Medical Investments plc	2,000,000	28,258	*

Metal - Diversified 0.40%
Mandalay Resources Corp.	820,700	776,490	*

Mining Services 0.26%
Major Drilling Group International, Inc.	50,000	510,708	*

Oil Companies - Exploration & Production 1.85%
Anadarko Petroleum Corp.	10,000	699,200
Devon Energy Corp.	12,500	756,250
QEP Resources, Inc.	25,000	791,500
SM Energy Co.	25,000	1,352,750
		3,599,700

Precious Metals 5.45%
Alexco Resource Corp.	200,000	868,000	*
Coeur d’Alene Mines Corp.	190,000	5,477,700	*
McEwen Mining, Inc.	300,000	1,377,000	*
Pan African Resources plc	5,000,000	1,459,810	*
Polymetal International plc	81,400	1,426,131
		10,608,641

Silver Mining 7.43%
First Majestic Silver Corp.	130,000	3,012,100	*
Pan American Silver Corp.	225,000	4,826,250	*
Silver Wheaton Corp.	150,000	5,956,500
Silvercorp Metals, Inc.	103,000	667,440	*
		14,462,290

Total Common Stocks		137,189,706
(cost $137,649,370)

Exchange-Traded Funds (ETF) 1.20%

ETFS Palladium Trust	3,000	188,550	*
Market Vectors Gold Miners ETF	20	1,074	*
Market Vectors Junior Gold Miners ETF	35	865	*
SPDR Gold Trust	12,500	2,150,250	*

Total Exchange-Traded Funds		2,340,739
(cost $2,296,031)

Warrants 6.49%

Gold Mining 6.15%
Crystallex International Corp., 144A, Warrants (December 2049)	62,500	0	*@
Dundee Precious Metals, Inc., Warrants (November 2015)	1,346,000	10,201,638	*
Endeavour Mining Corp., Warrants (February 2014)	396,000	201,434	*
Gran Colombia Gold Corp., Warrants (August 2015)	68,473	12,191	*
Gran Colombia Gold Corp., 144A, Warrants (August 2015)	625,000	111,272	*
Kinross Gold Corp., Warrants (September 2013)	662,394	229,120	*
Kinross Gold Corp., Warrants (September 2014)	130,000	92,578	*
New Gold, Inc., Warrants (June 2017)	305,000	1,117,046	*
Rusoro Mining Ltd., Warrants (November 2012)	688,750	3,504	*
Rusoro Mining Ltd., 144A, Warrants (November 2012)	930,000	4,731	*
		11,973,514

Gold/Mineral Royalty Companies 0.34%
Franco-Nevada Corp., 144A, Warrants (July 2013)	125,000	61,676	*
Franco-Nevada Corp., Warrants (June 2017)	66,522	595,548	*
		657,224

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2014)	912,500	0	*@

Total Warrants		12,630,738
(cost $5,840,031)

Purchased Call Options 2.49%	Contracts

Gold Mining 2.04%
Agnico-Eagle Mines Ltd., Strike Price 47.50, Expiration Jan. 2013	1,002	656,310
Agnico-Eagle Mines Ltd., Strike Price 55, Expiration Jan. 2013	557	153,175
AngloGold Ashanti Ltd., Strike Price 50, Expiration Jan. 2013.	2,044	15,330
AuRico Gold, Inc., Strike Price 8, Expiration Dec. 2012	842	33,680
Barrick Gold Corp., Strike Price 50, Expiration Jan. 2013	621	37,260
Eldorado Gold Corp., Strike Price 12.50, Expiration Jan. 2013	900	288,000
Gold Fields Ltd., Strike Price 20, Expiration Jan. 2013	2,862	4,293
Goldcorp, Inc., Strike Price 65, Expiration Jan. 2013	1,727	27,632
Goldcorp, Inc., Strike Price 65, Expiration Jan. 2014	695	188,693
Harmony Gold Mining Co., Ltd., Strike Price 9, Expiration Jan. 2013	2,025	141,750
IAMGOLD Corp., Strike Price 15, Expiration Jan. 2013	225	43,875
IAMGOLD Corp., Strike Price 17.50, Expiration Jan. 2013	2,488	223,920
Kinross Gold Corp., Strike Price 10, Expiration Jan. 2013	2,000	224,000
Kinross Gold Corp., Strike Price 12, Expiration Jan. 2014	1,322	186,402
Newmont Mining Corp., Strike Price 60, Expiration Jan. 2013	1,950	364,650
Randgold Resources Ltd., Strike Price 77.50, Expiration Jan. 2013	300	1,375,500
		3,964,470

Silver Mining 0.45%
Hecla Mining Co., Strike Price 5, Expiration Jan. 2013	600	109,800
Pan American Silver Corp., Strike Price 30, Expiration Jan. 2013	2,851	142,550

Silver Standard Resources, Inc., Strike Price 15, Expiration Jan. 2013	1,722	473,550
Silver Wheaton Corp., Strike Price 32, Expiration Dec. 2012	200	160,400
		886,300

Total Purchased Call Options		4,850,770
(cost $5,378,739)

Purchased Put Options 0.12%

Exchange-Traded Funds 0.12%
Market Vectors Gold Miners ETF, Strike Price 53, Expiration Oct. 2012	308	40,040
Market Vectors Gold Miners ETF, Strike Price 45, Expiration Jan. 2013	208	21,424
Market Vectors Junior Gold Miners ETF, Strike Price 24, Expiration Oct. 2012	2,500	165,000

Total Purchased Put Options		226,464
(cost $353,235)

Master Limited Partnership 0.98%	Units

Pipelines 0.98%
Atlas Energy L.P.	55,000	1,899,700	*
(cost $1,726,513)

Silver-Linked Note 1.96%	Principal Amount

Gold Mining 1.96%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	$ 4,500,000	3,825,000
(cost $4,465,286)

Corporate Notes 3.27%

Gold Mining 3.12%
Allied Nevada Gold Corp., 144A, 8.75%, maturity 06/01/19	CAD 1,500,000	1,594,690
Barrick Gold Corp., 6.95%, maturity 04/01/19	1,700,000	2,109,212
Newmont Mining Corp., 6.25%, maturity 10/01/39	2,000,000	2,371,170
		6,075,072

Electric - Generation 0.15%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	300,000	300,000	@

Total Corporate Notes		6,375,072
(cost $6,216,656)

Total Securities		169,338,189
(cost $163,925,861)

Repurchase Agreement 10.39%

Joint Tri-Party Repurchase Agreement, Credit Suisse Securities USA LLC, 9/28/2012, 0.18%, due 10/1/2012, repurchase price $20,224,508, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $20,224,205)	20,224,205	20,224,205

Total Investments 97.36%		189,562,394
(cost $184,150,066)
Other assets and liabilities, net 2.64%		5,154,160

Net Assets 100%		$194,716,554

See notes to portfolios of investments.

Eastern European Fund
Portfolio of Investments (unaudited)	September 30, 2012

Common Stocks 94.13%	Shares	Value

Agricultural Chemicals 4.41%
Uralkali OJSC, Sponsored GDR	194,500	$8,046,465

Agricultural Operations 3.33%
Kernel Holding S.A.	300,000	6,087,282	*

Airlines 0.63%
Turk Hava Yollari A.O.	550,000	1,150,647	*

Appliances 0.22%
Arcelik A.S.	76,500	406,922

Automotive - Cars & Light Trucks 2.62%
Ford Otomotiv Sanayi A.S.	155,500	1,609,292
Tofas Turk Otomobil Fabrikasi A.S.	626,600	3,165,685	*
		4,774,977

Cellular Telecommunication 4.81%
Mobile TeleSystems OJSC	800,000	5,894,615
Turkcell Iletisim Hizmetleri A.S.	100,000	609,264	*
Turkcell Iletisim Hizmetleri A.S., Sponsored ADR	150,000	2,271,000	*
		8,774,879

Chemicals - Diversified 2.92%
Synthos S.A.	3,000,000	5,338,078	*

Coal 0.01%
Eastcoal, Inc.	52,100	15,371	*

Commercial Banks - Non US 16.05%
Bank of Georgia Holdings plc	163,478	3,357,776	*
Erste Group Bank AG	150,000	3,347,494	*
Sberbank of Russia, Sponsored ADR	1,127,000	13,219,710	*
Sberbank of Russia, 144A, GDR	375,000	4,398,750	*
Turkiye Garanti Bankasi A.S.	900,000	3,755,738
VTB Bank OJSC, Sponsored GDR	364,800	1,214,784
		29,294,252

Distribution/Wholesale 0.14%
Bizim Toptan Satis Magazalari A.S.	20,000	254,277

Electric - Generation 1.06%
CEZ A.S.	52,000	1,940,628

Finance - Investment Banker/Broker 1.22%
Turkiye Sinai Kalkinma Bankasi A.S.	2,008,313	2,234,873	*

Food - Retail 2.93%
Magnit OJSC	40,000	5,339,616

Food - Wholesale/Distribution 2.49%
Eurocash S.A.	370,000	4,550,790	*

Gold Mining 5.04%
Centerra Gold, Inc.	83,809	1,049,584	*
Dundee Precious Metals, Inc.	165,000	1,544,331	*
Koza Altin Isletmeleri A.S.	234,300	5,032,121
Polyus Gold International Ltd.	450,000	1,574,987	*
		9,201,023

Machinery - Farm 1.63%
Turk Traktor ve Ziraat Makineleri A.S.	138,700	2,971,178

Metal - Diversified 2.09%
MMC Norilsk Nickel OJSC, Sponsored ADR	200,000	3,190,000
Orsu Metals Corp.	664,240	87,849	*
Orsu Metals Corp., 144A	4,025,000	532,326	*
		3,810,175

Miscellaneous Manufacturers 0.90%
Trakya Cam Sanayii A.S.	1,453,465	1,641,694	*

Oil Companies - Exploration & Production 12.67%
BNK Petroleum, Inc.	465,600	341,047	*
Gazprom OAO, Sponsored ADR	1,304,302	13,082,149
NovaTek OAO, Sponsored GDR	82,000	9,700,600
		23,123,796

Oil Companies - Integrated 20.51%
Lukoil OAO, Sponsored ADR	300,000	18,480,000
MOL Hungarian Oil & Gas Nyrt.	42,200	3,494,237	*
Surgutneftegas OJSC, Sponsored ADR	442,200	3,988,644	*
TNK-BP Holding	4,214,800	11,469,120
		37,432,001

Oil Refining & Marketing 1.63%
Tupras Turkiye Petrol Rafinerileri A.S.	130,500	2,977,048

Precious Metals 1.14%
Polymetal International plc	118,500	2,076,125

Retail - Automobile 0.55%
Dogus Otomotiv Servis ve Ticaret A.S.	300,000	1,011,546	*

Telecom Services 0.89%
Telefonica Czech Republic A.S.	80,000	1,617,752

Telephone - Integrated 1.36%
Rostelecom OJSC	810,000	2,488,932

Tobacco 1.02%
Philip Morris CR A.S.	3,200	1,854,914	*

Web Portals/Internet Service Providers 1.86%
Yandex N.V., Class A	140,700	3,392,277	*^

Total Common Stocks		171,807,518
(cost $155,031,480)

Preferred Stock 1.10%

Pipelines 1.10%
AK Transneft OAO	1,100	2,009,615
(cost $2,114,120)

Real Estate Investment Trust (REIT) 0.78%

Sinpas Gayrimenkul Yatirim Ortakligi A.S.	2,000,000	1,424,399	*
(cost $1,269,166)

Exchange-Traded Fund (ETF) 0.21%

SPDR Gold Trust	2,200	378,444	*
(cost $347,137)

Warrants 1.93%

Gold Mining 1.93%
Dundee Precious Metals, Inc., Warrants (November 2015)	465,000	3,524,340	*
(cost $1,523)

Total Securities		179,144,316
(cost $158,763,426)

Repurchase Agreement 2.82%	Principal Amount

Joint Tri-Party Repurchase Agreement,Credit Suisse Securities USA LLC, 09/28/2012, 0.18% due 10/1/2012, repurchase price $5,154,296, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $5,154,219)	$5,154,219	5,154,219

Total Investments 100.97%		184,298,535
(cost $163,917,645)

Other assets and liabilities, net (0.97%)		(1,767,386)

Net Assets 100%		$182,531,149

Call Options Written	Shares Subject To Call
Lukoil OAO, Strike Price 58, Expiration Oct. 2012	100,000	$420,000
Lukoil OAO, Strike Price 60, Expiration Oct. 2012	100,000	275,000
MMC Norilsk Nickel OJSC, Strike Price 17, Expiration Nov. 2012	200,000	60,000
NovaTek OAO, Strike Price 125, Expiration Oct. 2012	38,000	62,810	@
Sberbank of Russia, Strike Price 11, Expiration Oct. 2012	400,000	334,000
Sberbank of Russia, Strike Price 12, Expiration Oct. 2012	300,000	75,000
Yandex N.V., Strike Price 23, Expiration Nov. 2012	100,000	225,000

Total Call Options Written		$1,451,810
(premiums received $1,702,215)

See notes to portfolios of investments.

Global Emerging Markets Fund
Portfolio of Investments (unaudited)	September 30, 2012

Common Stocks 83.34%	Shares	Value

Advanced Materials/Products 0.98%
OCI Materials Co., Ltd.	2,000	$78,928	*

Agricultural Chemicals 4.21%
Acron JSC	2,000	88,910	*
Bagfas Bandirma Gubre Fabrik	800	78,342	*
Gujarat State Fertilisers & Chemicals Ltd.	59,500	90,021	*
Zaklady Azotowe Pulawy S.A.	2,100	80,633	*
		337,906

Agricultural Operations 1.76%
Kim Loong Resources Bhd	99,100	77,166	*
Tradewinds Malaysia Bhd	27,100	63,926	*
		141,092

Appliances 1.10%
Kang Yong Electric PCL	7,400	88,570	*

Applications Software 1.98%
Polaris Financial Technology Ltd.	30,600	75,213	*
Zensar Technologies Ltd.	16,000	84,067	*
		159,280

Audio/Video Products 1.01%
TCL Multimedia Technology Holdings Ltd.	150,000	81,247	*

Automotive - Cars & Light Trucks 0.98%
DRB-Hicom Bhd	102,900	78,442

Automotive/Truck Parts & Equipment - Original 0.98%
Ways Technical Corp., Ltd.	29,700	78,571	*

Beverages - Wine/Spirits 1.11%
Muhak Co., Ltd.	7,800	89,299	*

Building - Residential/Commercial 0.92%
Xinyuan Real Estate Co., Ltd., Sponsored ADR	26,000	74,100	*

Chemicals - Diversified 1.23%
Rain Commodities Ltd.	127,600	98,998	*

Chemicals - Specialty 0.92%
Soda Sanayii A.S.	46,000	73,969	*

Coal 1.89%
PT Indika Energy Tbk	412,300	69,794	*
PT Resource Alam Indonesia Tbk	263,400	81,882	*
		151,676

Commercial Banks - Non US 12.38%
City Union Bank Ltd.	94,000	93,893	*
Dena Bank	41,900	83,982	*
Indian Overseas Bank	51,100	75,766	*
Karnataka Bank Ltd.	48,400	100,304	*
Karur Vysya Bank Ltd.	10,900	84,670	*
Oriental Bank of Commerce	16,100	91,896	*
PT Bank Bukopin Tbk	1,350,000	90,282	*
UCO Bank	63,900	92,933	*
United Bank of India	80,400	97,480	*
Vijaya Bank	81,700	86,626	*
Vozrozhdenie Bank	5,000	96,715	*
		994,547

Distribution/Wholesale 0.87%
Aygaz A.S.	16,400	69,898	*

Diversified Financial Services 2.19%
Bajaj Finserv Ltd.	5,800	95,699	*
Indiabulls Financial Services Ltd.	19,800	80,083	*
		175,782

Diversified Minerals 1.28%
African Potash Ltd.	200,000	24,625	*
Lanna Resources PCL	93,700	78,261	*
		102,886

Diversified Operations 1.13%
Yazicilar Holding A.S., Class A	11,700	91,139	*

Electric - Generation 1.11%
Torrent Power Ltd.	26,700	88,840	*

Electric - Integrated 1.11%
First Philippine Holdings Corp.	47,000	89,094

Electronic Components - Semiconductors 2.10%
Eugene Technology Co., Ltd.	5,400	66,187	*
Spreadtrum Communications, Inc., Sponsored ADR	4,976	102,306	*
		168,493

Engineering/R&D Services 1.09%
Mudajaya Group Bhd	98,000	87,211	*

Entertainment Software 0.83%
Shanda Games Ltd., Sponsored ADR	17,500	66,325	*

Finance - Investment Banker/Broker 1.97%
China Bills Finance Corp.	208,200	78,076	*
NH Investment & Securities Co., Ltd.	16,700	80,526	*
		158,602

Finance - Leasing Company 2.25%
Manappuram Finance Ltd.	115,300	86,840	*
Woori Financial Co., Ltd.	6,329	94,054	*
		180,894

Finance - Other Services 1.00%
Bolsa de Valores de Colombia	2,479,000	40,632	*
Singapore Exchange Ltd.	7,000	39,930	*
		80,562

Fisheries 0.75%
China Fishery Group Ltd.	103,000	60,433	*

Food - Confectionery 1.45%
Guan Chong Bhd	173,400	116,867	*

Food - Flour & Grain 1.06%
Tiga Pilar Sejahtera Food Tbk	1,114,100	84,984	*

Food - Miscellaneous/Diversified 0.93%
Empresas Iansa S.A.	1,000,000	74,839	*

Food - Retail 1.03%
Kulim Malaysia Bhd	51,200	82,583	*

Gambling (Non-Hotel) 0.60%
Asia Entertainment & Resources Ltd.	16,000	48,000	*

Gas - Distribution 1.11%
Samchully Co., Ltd.	1,000	88,895	*

Gold Mining 0.36%
Gran Colombia Gold Corp.	78,100	29,001	*

Housewares 0.98%
Anadolu Cam Sanayii A.S.	59,799	78,523	*

Internet Content - Entertainment 1.10%
Giant Interactive Group, Inc., Sponsored ADR	17,100	88,749	*

Machinery - Construction & Mining 1.10%
Ferreycorp S.A.A.	98,000	88,662	*

Machinery - Farm 1.18%
Turk Traktor ve Ziraat Makineleri A.S.	4,426	94,812

Machinery - General Industrial 0.92%
Alarko Carrier Sanayi ve Ticaret A.S.	3,700	74,113	*

Medical - Drugs 1.11%
Strides Arcolab Ltd.	5,254	88,775	*

Metal - Diversified 1.40%
Orsu Metals Corp.	41,083	5,433	*
Orsu Metals Corp., 144A	200,000	26,451	*
PT Aneka Tambang Persero Tbk	568,600	80,210	*
		112,094

Miscellaneous Manufacturers 2.02%
Trakya Cam Sanayii A.S.	67,850	76,637	*
Yem Chio Co., Ltd.	106,553	85,728	*
		162,365

Multi-line Insurance 0.98%
Allianz Malaysia Bhd	38,700	78,502	*

Oil Companies - Exploration & Production 1.82%
Petrominerales Ltd.	8,500	68,833	*
PT Medco Energi internasional Tbk	433,800	77,513	*
		146,346

Pastoral & Agricultural 1.07%
PT Malindo Feedmill Tbk	533,500	85,851	*

Petrochemicals 0.90%
Alexandria Mineral Oils Co.	5,600	72,600	*

Public Thoroughfares 1.23%
Jaypee Infratech Ltd.	100,700	98,968	*

Real Estate Operating/Development 5.89%
Cathay Real Estate Development Co., Ltd.	185,000	88,927	*
Jiangsu Future Land Co., Ltd., Class B	128,800	77,538	*
KrisAssets Holdings Bhd	40,000	124,325	*
Sansiri PCL	1,200,000	111,320
Yungshin Construction & Development Co.	42,500	71,285	*
		473,395

Retail - Jewelry 1.14%
Gitanjali Gems Ltd.	14,000	91,565	*

Retail - Regional Department Store 0.96%
Empresas Hites S.A.	126,000	76,965	*

Steel - Producers 1.19%
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	147,100	95,761

Telecommunication Equipment 0.82%
TCL Communication Technology Holdings Ltd.	180,500	65,644

Tobacco 0.92%
Eastern Tobacco	5,000	73,728

Transportation - Marine 0.94%
Wisdom Marine Lines Co., Ltd.	55,700	75,766	*

Total Common Stocks		6,695,137
(cost $7,112,869)

Preferred Stocks 2.15%

Commercial Banks - Non US 2.15%
Banco ABC Brasil S.A.	14,011	83,627	*
Banco Daycoval S.A.	16,600	89,254	*

Total Preferred Stocks		172,881
(cost $182,947)

Exchange-Traded Funds (ETF) 3.58%

iShares FTSE China 25 Index Fund	1,110	38,417	*
iShares MSCI All Peru Capped Index Fund	960	42,537	*
iShares MSCI Hong Kong Index Fund	2,280	41,496
iShares MSCI South Korea Index Fund	680	40,208	*
iShares MSCI Taiwan Index Fund	3,100	41,416	*
iShares MSCI Thailand Investable Market Index Fund	530	40,190	*
PowerShares India Portfolio	2,280	42,796	*

Total Exchange-Traded Funds		287,060
(cost $275,326)

Convertible Debenture 1.24%	Principal Amount

Metal - Iron 1.24%
Andean Pacific Iron Corp., 1.00%, maturity 06/07/13 (RS)	$100,000	100,000	@
(cost $100,000)

Corporate Notes 0.98%

Building - Heavy Construction 0.36%
Arendal, S. de R.L. de C.V., 12.50%, maturity 10/30/12	28,800	28,800

Electric - Generation 0.62%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	50,000	50,000	@

Total Corporate Notes		78,800
(cost $78,224)

Total Investments 91.29%		7,333,878
(cost $7,749,366)
Other assets and liabilities, net 8.71%		700,049

Net Assets 100%		$8,033,927

See notes to portfolios of investments.

China Region Fund

Portfolio of Investments (unaudited)	September 30, 2012

Common Stocks 90.53%	Shares	Value

Alternative Waste Technology 0.79%
China Everbright International Ltd.	422,000	$223,134	*

Building - Heavy Construction 0.90%
China Railway Construction Corp., Ltd., H shares	282,500	255,026

Building - Residential/Commercial 0.75%
Land & Houses PCL	713,600	210,631	*

Building & Construction - Miscellaneous 2.83%
China State Construction International Holdings Ltd.	448,000	528,650	*
PT Wijaya Karya Persero Tbk	2,150,500	271,902	*
		800,552

Casino Hotels 4.00%
Galaxy Entertainment Group Ltd.	178,000	599,141	*
NagaCorp Ltd.	952,000	532,838
		1,131,979

Cellular Telecommunication 11.38%
Advanced Info Service PCL	103,200	716,341
China Mobile Ltd., Sponsored ADR	10,551	584,103
Far EasTone Telecommunications Co., Ltd.	268,000	662,394	*
Maxis Bhd	232,900	527,292
Total Access Communication PCL	242,500	727,579	*
		3,217,709

Computers 0.70%
Quanta Computer, Inc.	74,000	196,523

Computers - Other 2.22%
Ju Teng International Holdings Ltd.	1,500,000	626,765	*

Computers - Peripheral Equipment 1.77%
Chicony Electronics Co., Ltd.	213,000	501,040	*

Diversified Minerals 0.76%
Woulfe Mining Corp.	689,800	214,038	*

Electric - Generation 2.19%
Electricity Generating PCL	147,000	619,851	*

Electronic Components - Miscellaneous 6.59%
AAC Technologies Holdings, Inc.	164,000	591,145
Hon Hai Precision Industry Co., Ltd.	128,000	401,459
LG Display Co., Ltd.	17,000	432,758	*
Phison Electronics Corp.	23,000	185,440	*
Radiant Opto-Electronics Corp.	58,000	251,117	*
Yageo Corp.	1	0	*@
		1,861,919

Electronic Components - Semiconductors 2.18%
Samsung Electronics Co., Ltd.	510	616,394

Finance - Other Services 0.46%
Singapore Exchange Ltd.	23,000	131,198	*

Gas - Distribution 5.65%
China Resources Gas Group Ltd.	340,000	694,548	*
Petronas Gas Bhd	49,000	304,597
Towngas China Co., Ltd.	803,000	596,495	*
		1,595,640

Gold Mining 0.25%
Olympus Pacific Minerals, Inc.	319,410	69,864	*

Internet Application Software 4.26%
Tencent Holdings Ltd.	35,200	1,202,977

Non - Ferrous Metals 0.17%
Sterling Group Ventures, Inc., 144A	500,000	48,750	*

Petrochemicals 0.00%
Danhua Chemical Technology Co., Ltd., B shares	2	2	*

Photo Equipment & Supplies 2.72%
Sunny Optical Technology Group Co., Ltd.	1,390,000	769,025	*

Public Thoroughfares 1.00%
PT Jasa Marga Persero Tbk	464,000	283,636

Real Estate Management & Services 1.87%
SM Prime Holdings, Inc.	1,553,500	529,327

Real Estate Operating/Development 17.04%
China Overseas Grand Oceans Group Ltd.	318,000	314,551	*
China Overseas Land & Investment Ltd.	90,000	229,582
China Vanke Co., Ltd., B shares	229,700	288,825
Franshion Properties China Ltd.	1,290,000	394,282	*
LPN Development PCL	490,000	298,800
Mongolia Growth Group Ltd.	30,000	119,030	*
New World China Land Ltd.	478,000	184,318	*
Robinsons Land Corp.	764,800	349,413
Shimao Property Holdings Ltd.	130,000	223,314
Sunac China Holdings Ltd.	2,142,000	1,041,428	*
Supalai PCL	535,900	340,695
Vista Land & Lifescapes, Inc.	5,070,000	581,514
Yuexiu Property Co., Ltd.	1,788,000	451,952
		4,817,704

Retail - Jewelry 0.00%
Lao Feng Xiang Co., Ltd., B shares	1	2	*

Telecom Services 8.33%
DiGi.Com Bhd	200,000	345,493
PT Telekomunikasi Indonesia Persero Tbk, Sponsored ADR	9,000	350,370
PT Tower Bersama Infrastructure Tbk	696,000	323,636	*
Shin Corp. PCL	344,200	764,765	*
Telecom Corp. of New Zealand Ltd., Sponsored ADR	31,493	306,112
Telekom Malaysia Bhd	130,000	263,275
		2,353,651

Telephone - Integrated 0.94%
Philippine Long Distance Telephone Co., Sponsored ADR	4,020	265,360

Water 6.92%
Eastern Water Resources Development & Management PCL	808,100	351,234	*
Guangdong Investment Ltd.	677,200	532,740
Manila Water Co., Inc.	490,000	317,457
Thai Tap Water Supply PCL	3,060,000	754,330
		1,955,761

Web Portals/Internet Service Providers 1.71%
Baidu, Inc., Sponsored ADR	1,400	163,548	*
NHN Corp.	1,228	320,323
		483,871

Wireless Equipment 2.15%
China Wireless Technologies Ltd.	2,496,000	608,380	*

Total Common Stocks		25,590,709
(cost $22,846,046)

Exchange-Traded Funds (ETF) 2.51%

iShares FTSE China 25 Index Fund	4,000	138,440	*
iShares MSCI Hong Kong Index Fund	7,960	144,872
iShares MSCI South Korea Index Fund	2,400	141,912	*
iShares MSCI Taiwan Index Fund	10,830	144,689	*
iShares MSCI Thailand Investable Market Index Fund	1,830	138,769	*

Total Exchange-Traded Funds		708,682
(cost $690,628)

Purchased Call Options 0.63%	Contracts

Electronic Components - Semiconductors 0.01%
Spreadtrum Communications, Inc., Strike Price 22, Expiration Oct. 2012	100	4,000

Exchange-Traded Funds 0.16%
SPDR Gold Trust, Strike Price 160, Expiration Dec. 2012	34	45,560

Internet Content - Entertainment 0.19%
NetEase, Inc., Strike Price 52.50, Expiration Oct. 2012	60	27,000
NetEase, Inc., Strike Price 52.50, Expiration Dec. 2012	40	26,800
		53,800

Web Portals/Internet Service Providers 0.27%
Baidu, Inc., Strike Price 115, Expiration Oct. 2012	150	74,850

Total Purchased Call Options		178,210
(cost $110,176)

Total Investments 93.67%		26,477,601
(cost $23,646,850)
Other assets and liabilities, net 6.33%		1,790,589

Net Assets 100%		$28,268,190

Put Options Written	Shares Subject To Put
Baidu, Inc., Strike Price 105, Expiration Oct. 2012	2,500	$1,875
NetEase, Inc., Strike Price 50, Expiration Dec. 2012	4,000	8,600
Spreadtrum Communications, Inc., Strike Price 19, Expiration Oct. 2012	10,000	4,000

Total Put Options Written		$14,475
(premiums received $25,380)

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited)	September 30, 2012

Legend
* Non-income producing security	RS Restricted Security (see following)
+ Affiliated company (see following)	ZCB Zero Coupon Bond
ADR American Depositary Receipt	^ Security or portion of security segregated as
GDR Global Depositary Receipt	collateral for written options
GO General Obligation Bond	CAD Principal shown in Canadian dollars

@                                    Security was fair valued at September 30, 2012, by U.S. Global Investors, Inc. (Adviser) in accordance with valuation procedures approved by the Board of Trustees. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at September 30, 2012.

Principal amounts are in U.S. dollars unless otherwise noted.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

U.S. Global Investors Funds, a Delaware statutory trust, consists of thirteen separate funds (Funds). For more comprehensive information on the Funds’ organization and significant accounting policies, please refer to the most recent semi-annual or annual report.

Security Valuations

The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Short-term investments with effective maturities of sixty days or less at the date of purchase are valued at amortized cost, which approximates market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional-size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data.

Fair Valuation of Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith by the Adviser’s Valuation Committee, under policies and procedures established by the Funds’ Board of Trustees. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee meets on a regular basis to review securities which may not have readily available market prices and considers a number of factors in determining fair value, including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Valuation Committee regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Valuation Committee reports quarterly to the Funds’ Board of Trustees.

For securities traded on international exchanges, if events which may materially affect the value of a Fund’s securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees. The Funds may use a systematic fair value model provided by an independent third party to value international securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange, or foreign market holidays.

The Funds use a three-tier hierarchy based on the inputs used in valuation to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs are inputs from independent sources, while unobservable inputs are inputs that reflect the Funds’ own assumptions.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term U.S. government obligations are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.

The three levels defined by the fair value hierarchy are as follows:

Level 1– Quoted prices in active markets for identical securities.

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities for which no sale was reported (valued at the mean between the last reported bid and ask quotation) and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The ASU requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, the Funds do not have netting agreements that will fall under the provisions of this pronouncement and do not intend to enter into such agreements in the future. Therefore, management does not anticipate that this pronouncement will have a material impact on the financial statements.

The following table summarizes the valuation of each Fund’s securities as of September 30, 2012, using the fair value hierarchy:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Treasury Securities Cash Fund
Investments in Securities*
Repurchase Agreements	$82,289,518	$–	$–	$82,289,518
Total	$82,289,518	$–	$–	$82,289,518

U.S. Government Securities Savings Fund
Investments in Securities*
U.S. Government and Agency Obligations	$–	$67,852,699	$–	$67,852,699
Repurchase Agreements	81,614,100	–	–	81,614,100
Total	$81,614,100	$67,852,699	$–	$149,466,799

Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds	$–	$37,444,265	$–	$37,444,265
Repurchase Agreement	2,816,794	–	–	2,816,794
Total	$2,816,794	$37,444,265	$–	$40,261,059

Tax Free Fund
Investments in Securities*
Municipal Bonds	$–	$21,406,826	$–	$21,406,826
Total	$–	$21,406,826	$–	$21,406,826

All American Equity Fund
Investments in Securities*
Common Stocks	$16,021,328	$–	$–	$16,021,328
Real Estate Investment Trust	214,170	–	–	214,170
Exchange-Traded Funds	525,384	–	–	525,384
Purchased Call Options	36,225	13,575	–	49,800
Repurchase Agreement	865,470	–	–	865,470
Total	$17,662,577	$13,575	$–	$17,676,152

Holmes Growth Fund
Investments in Securities*
Common Stocks:
Metal - Iron	$–	$–	$100,000	$100,000
Quarrying	–	–	379,951	379,951
Real Estate Operating/Development	–	–	100,000	100,000
All Other Common Stocks	32,841,087	–	–	32,841,087
Exchange-Traded Funds	1,010,086	–	–	1,010,086
Warrants:
Medical - Hospitals	–	–	–	–
Purchased Call Options:
Exchange-Traded Funds	72,450	27,150	–	99,600
Convertible Debenture:
Metal - Iron	–	–	100,000	100,000
Silver-Linked Note	268,600	–	–	268,600
Corporate Notes:
Building - Heavy Construction	–	123,200	–	123,200
Electric - Generation	–	–	150,000	150,000
Repurchase Agreement	3,098,490	–	–	3,098,490
Total	$37,290,713	$150,350	$829,951	$38,271,014

Global MegaTrends Fund
Investments in Securities*
Common Stocks:
Electric - Generation	$–	$–	$23,358	$23,358
Energy - Alternate Sources	–	–	100,000	100,000
Metal - Iron	–	–	100,000	100,000
Quarrying	–	–	520,081	520,081
Real Estate Operating/Development	–	–	326,533	326,533
All Other Common Stocks	10,434,556	–	–	10,434,556
Real Estate Investment Trusts	304,935	–	–	304,935
Warrants	283	–	–	283
Purchased Put Option	20,125	–	–	20,125
Master Limited Partnership	142,443	–	–	142,443
Convertible Debenture:
Metal - Iron	–	–	100,000	100,000
Silver-Linked Note	92,650	–	–	92,650
Corporate Notes:
Building - Heavy Construction	–	49,600	–	49,600
Electric - Generation	–	–	100,000	100,000
Total	$10,994,992	$49,600	$1,269,972	$12,314,564

Global Resources Fund
Investments in Securities*
Common Stocks:
Diversified Minerals	$22,129,895	$384,048	$–	$22,513,943
Electric - Generation	–	–	325,779	325,779
Energy - Alternate Sources	–	–	2,400,000	2,400,000
Gold Mining	49,788,730	25,637	5,187	49,819,554
Metal - Copper	33,890,958	210,947	–	34,101,905
Metal - Diversified	294,205	31,792	2,250,000	2,575,997
Metal - Iron	133,908	–	2,600,000	2,733,908
Mining Services	1,471,069	–	285,258	1,756,327
Natural Resource Technology	–	–	50,947	50,947
Non - Ferrous Metals	1,372,806	48,750	–	1,421,556
Oil Companies - Exploration & Production	55,943,710	884,783	–	56,828,493
Oil Refining & Marketing	10,400,040	–	430,598	10,830,638
Platinum	–	–	–	–
Quarrying	9,025,390	–	4,900,009	13,925,399
Real Estate Operating/Development	1,130,780	–	7,443,544	8,574,324
All Other Common Stocks	259,268,751	–	–	259,268,751
Real Estate Investment Trusts	21,902,204	–	–	21,902,204
Exchange-Traded Fund	628,500	–	–	628,500

Warrants:
Diversified Minerals	19,345	–	–	19,345
Medical - Hospitals	–	–	–	–
Metal - Copper	–	–	–	–
Oil Companies - Exploration & Production	906,545	–	–	906,545
All Other Warrants	8,436,020	–	–	8,436,020
Purchased Put Options:
Exchange-Traded Funds	135,000	142,000	–	277,000
Master Limited Partnerships	27,393,410	–	–	27,393,410
Convertible Debenture:
Diversified Minerals	–	–	508,673	508,673
Silver-Linked Note	5,697,550	–	–	5,697,550
Corporate Notes:
Building - Heavy Construction	–	1,412,800	–	1,412,800
Electric - Generation	–	–	3,000,000	3,000,000
Mining Services	–	820,000	–	820,000
Repurchase Agreement	25,761,922	–	–	25,761,922
Total	$535,730,738	$3,960,757	$24,199,995	$563,891,490

World Precious Minerals Fund
Investments in Securities*
Common Stocks:
Diversified Minerals	$13,626,646	$825,564	$–	$14,452,210
Gold Mining	209,703,581	2,349,765	2,751,790	214,805,136
Metal - Copper	2,173,539	–	–	2,173,539
Metal - Diversified	12,978,837	468,144	–	13,446,981
Oil Companies - Exploration & Production	–	–	–	–
Platinum	2,350,374	98,555	–	2,448,929
All Other Common Stocks	67,836,497	–	–	67,836,497
Exchange-Traded Funds	5,162,539	–	–	5,162,539
Warrants:
Gold Mining	16,066,816	9,919	–	16,076,735
Medical - Hospitals	–	–	–	–
Metal - Copper	–	–	–	–
Metal - Diversified	–	12,729	–	12,729
All Other Warrants	1,170,973	–	–	1,170,973
Special Warrants:
Gold/Mineral Exploration & Development	–	–	–	–
Purchased Call Options:
Gold Mining	4,555,896	4,111,220	–	8,667,116
All Other Purchased Call Options	1,906,675	–	–	1,906,675
Purchased Put Options	495,385	–	–	495,385
Convertible Debenture:
Metal - Iron	–	–	1,200,000	1,200,000
Silver-Linked Note	7,180,800	–	–	7,180,800
Corporate Note:
Electric - Generation	–	–	800,000	800,000
Repurchase Agreement	32,361,738	–	–	32,361,738
Total	$377,570,296	$7,875,896	$4,751,790	$390,197,982

Gold and Precious Metals Fund
Investments in Securities*
Common Stocks	$137,189,706	$–	$–	$137,189,706
Exchange-Traded Funds	2,340,739	–	–	2,340,739
Warrants:
Gold Mining	11,973,514	–	–	11,973,514
Medical - Hospitals	–	–	–	–
All Other Warrants	657,224	–	–	657,224
Purchased Call Options:
Gold Mining	2,092,654	1,871,816	–	3,964,470
All Other Purchased Call Options	886,300	–	–	886,300
Purchased Put Options	226,464	–	–	226,464
Master Limited Partnership	1,899,700	–	–	1,899,700
Silver-Linked Note	3,825,000	–	–	3,825,000
Corporate Notes:
Gold Mining	–	6,075,072	–	6,075,072
Electric - Generation	–	–	300,000	300,000
Repurchase Agreement	20,224,205	–	–	20,224,205
Total	$181,315,506	$7,946,888	$300,000	$189,562,394

Eastern European Fund
Investments in Securities*
Common Stocks	$171,807,518	$–	$–	$171,807,518
Preferred Stock	2,009,615	–	–	2,009,615
Real Estate Investment Trust	1,424,399	–	–	1,424,399
Exchange-Traded Fund	378,444	–	–	378,444
Warrants	3,524,340	–	–	3,524,340
Repurchase Agreement	5,154,219	–	–	5,154,219
Total	$184,298,535	$–	$–	$184,298,535
Other Financial Instruments**
Written Options	$(16,285)	$170,000	$96,690	$250,405

Global Emerging Markets Fund
Investments in Securities*
Common Stocks	$6,695,137	$–	$–	$6,695,137
Preferred Stocks	172,881	–	–	172,881
Exchange-Traded Funds	287,060	–	–	287,060
Convertible Debenture:
Metal - Iron	–	–	100,000	100,000
Corporate Notes:
Building - Heavy Construction	–	28,800	–	28,800
Electric - Generation	–	–	50,000	50,000
Total	$7,155,078	$28,800	$150,000	$7,333,878

China Region Fund
Investments in Securities*
Common Stocks:
Electronic Components - Miscellaneous	$1,861,919	$–	$–	$1,861,919
Non - Ferrous Metals	–	48,750	–	48,750
All Other Common Stocks	23,680,040	–	–	23,680,040
Exchange-Traded Funds	708,682	–	–	708,682
Purchased Call Options	178,210	–	–	178,210
Total	$26,428,851	$48,750	$–	$26,477,601
Other Financial Instruments**
Written Put Options	$10,905	$–	$–	$10,905

*Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.

**Other financial instruments include written options. Written options are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date.

During the period, Global Resources Fund, World Precious Minerals Fund and China Region Fund had transfers from Level 1 to Level 2 in the amount of $1,560,320, $2,345,095 and $48,750, respectively, due to the absence of a quoted trade at the September 30, 2012 period end, which resulted in the securities being valued at the mean between bid and asked quotations. The Funds’ policy is to recognize transfers in and transfers out as of the end of the reporting period.

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2012, through September 30, 2012:

	Beginning Balance 12/31/2011	Purchases	Sales	Total realized gain (loss)	Net change in unrealized appreciation (depreciation)	Paydowns	Transfers out of Level 3	Balance as of 09/30/2012	Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/2012(1)
Holmes Growth Fund
Investments in Securities
Common Stocks:
Metal - Iron	$100,000	$–	$–	$–	$–	$–	$–	$100,000	$–
Quarrying	380,000	–	–	–	(49)	–	–	379,951	(49)
Real Estate Operating/Development	100,000	–	–	–	–	–	–	100,000	–
Convertible Debenture:
Metal - Iron	100,000	–	–	–	–	–	–	100,000	–
Corporate Notes:
Building - Heavy Construction	–	377,301	–	5,235	2,464	(261,800)	(123,200)	–	–
Electric - Generation	–	150,000	–	–	–	–	–	150,000	–
Total Investments in Securities	$680,000	$527,301	$–	$5,235	$2,415	$(261,800)	$(123,200)	$829,951	$(49)

Global MegaTrends Fund
Investments in Securities
Common Stocks:
Electric - Generation	$23,358	$–	$–	$–	$–	$–	$–	$23,358	$–
Energy - Alternate Sources	100,000	–	–	–	–	–	–	100,000	–
Metal - Iron	100,000	–	–	–	–	–	–	100,000	–
Quarrying	520,000	–	–	–	81	–	–	520,081	81
Real Estate Operating/Development	326,533	–	–	–	–	–	–	326,533	–
Convertible Debenture:
Metal - Iron	100,000	–	–	–	–	–	–	100,000	–
Corporate Notes:
Building - Heavy Construction	–	151,900	–	2,108	992	(105,400)	(49,600)	–	–
Electric - Generation	–	100,000	–	–	–	–	–	100,000	–
Total Investments in Securities	$1,169,891	$251,900	$–	$2,108	$1,073	$(105,400)	$(49,600)	$1,269,972	$81

Global Resources Fund
Investments in Securities
Common Stocks:
Electric - Generation	$325,779	$–	$–	$–	$–	$–	$–	$325,779	$–
Energy - Alternate Sources	2,400,000	–	(11,378)	(3,511,710)	3,523,088	–	–	2,400,000	–
Gold Mining	5,114	–	–	–	73	–	–	5,187	73
Metal - Copper	–	–	–	–	–	–	–	–	–
Metal - Diversified	2,250,000	–	–	–	–	–	–	2,250,000	–
Metal - Iron	2,600,000	–	–	–	–	–	–	2,600,000	–
Mining Services	281,270	–	–	–	3,988	–	–	285,258	3,988
Natural Resource Technology	7,500	–	–	–	43,447	–	–	50,947	43,447
Oil Refining & Marketing	415,466	–	–	–	15,132	–	–	430,598	15,132
Platinum	–	–	–	–	–	–	–	–	–
Quarrying	4,900,000	–	–	–	9	–	–	4,900,009	9
Real Estate Operating/Development	7,443,544	–	–	–	–	–	–	7,443,544	–
Convertible Debenture:
Diversified Minerals	490,798	–	–	–	17,875	–	–	508,673	17,875
Corporate Notes:
Building - Heavy Construction	–	4,326,709	–	60,038	37,253	(3,002,200)	(1,421,800)	–	–
Electric - Generation	–	3,000,000	–	–	–	–	–	3,000,000	–
Total Investments in Securities	$21,119,471	$7,326,709	$(11,378)	$(3,451,672)	$3,640,865	$(3,002,200)	$(1,421,800)	$24,199,995	$80,524

World Precious Minerals Fund
Investments in Securities
Common Stocks:
Diamonds/Precious Stones	$–	$–	$–	$(404,836)	$404,836	$–	$–	$–	$–
Gold Mining	3,465,857	–	–	–	(714,067)	–	–	2,751,790	(714,067)
Metal - Copper	–	–	–	–	–	–	–	–	–
Oil Companies - Exploration & Production	–	–	–	–	–	–	–	–	–
Platinum	–	–	–	–	–	–	–	–	–
Special Warrants:
Gold/Mineral Exploration & Development	–	–	–	–	–	–	–	–	–
Convertible Debenture:
Metal - Iron	1,200,000	–	–	–	–	–	–	1,200,000	–
Corporate Note:
Electric - Generation	–	800,000	–	–	–	–	–	800,000	–
Total Investments in Securities	$4,665,857	$800,000	$–	$(404,836)	$(309,231)	$–	$–	$4,751,790	$(714,067)

Gold and Precious Metals Fund
Investments in Securities
Corporate Notes:
Electric - Generation	$–	$300,000	$–	$–	$–	$–	$–	$300,000	$–
Total Investments in Securities	$–	$300,000	$–	$–	$–	$–	$–	$300,000	$–

Eastern European Fund
Financial Derivatives Liabilities
Written Options	$–	$(228,850)	$–	$–	$126,416	$–	$39,624	$(62,810)	$96,690
Total Investments in Securities	$–	$(228,850)	$–	$–	$126,416	$–	$39,624	$(62,810)	$96,690

Global Emerging Markets Fund
Investments in Securities
Convertible Debenture:
Metal - Iron	$100,000	$–	$–	$–	$–	$–	$–	$100,000	$–
Corporate Notes:
Building - Heavy Construction	–	88,200	–	1,008	(10,008)	(50,400)	(28,800)	–	–
Electric - Generation	–	50,000	–	–	–	–	–	50,000	–
Total Investments in Securities	$100,000	$138,200	$–	$1,008	$(10,008)	$(50,400)	$(28,800)	$150,000	$–

China Region Fund
Investments in Securities
Common Stocks:
Electronic Components - Miscellaneous	$–	$–	$–	$–	$–	$–	$–	$–	$–
Total Investments in Securities	$–	$–	$–	$–	$–	$–	$–	$–	$–

*The Funds’ policy is to recognize transfers in and transfers out as of the end of the reporting period.

(1) Any difference between Net change in unrealized appreciation (depreciation) from Investments held as of September 30, 2012 may be due to an investment no longer held or categorized as Level 3 at period end.

Significant unobservable inputs developed by the Valuation Committee for material Level 3 investments are as follows:

	Fair Value at	Valuation	Unobservable	Range (Weighted
	9/30/2012	Technique(s)	Input	Average)
Holmes Growth Fund
Investments in Securities
Common Stocks	$ 579,951	Market transaction (1)	Discount	0%
Convertible Debenture	100,000	Market transaction (1)	Discount	0%
Corporate Notes	150,000	Market transaction (1)	Discount	0%

Global MegaTrends Fund
Investments in Securities
Common Stocks	1,069,972	Market transaction (1)	Discount	0%
Convertible Debenture	100,000	Market transaction (1)	Discount	0%
Corporate Notes	100,000	Market transaction (1)	Discount	0%

Global Resources Fund
Investments in Securities
Common Stocks	20,691,322	Market transaction (1)	Discount	0%-100% (16%)
Convertible Debenture	508,673	Market transaction (1)	Discount	0%
Corporate Notes	3,000,000	Market transaction (1)	Discount	0%

World Precious Minerals Fund
Investments in Securities
Common Stocks	2,751,790	Market transaction (1)	Discount	0%-100% (53%)
Special Warrants	–	Market transaction (1)	Discount	100%
Convertible Debenture	1,200,000	Market transaction (1)	Discount	0%
Corporate Note	800,000	Market transaction (1)	Discount	0%

Global Emerging Markets Fund
Investments in Securities
Convertible Debenture	100,000	Market transaction (1)	Discount	0%
Corporate Notes	50,000	Market transaction (1)	Discount	0%

(1) Market transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount as discussed below.

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation.

Joint Tri-Party Repurchase Agreements

The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation. The Funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

The terms of the joint tri-party repurchase agreements and the securities held as collateral at September 30, 2012, were:

Banc of America LLC Merrill Lynch repurchase agreement, 09/28/12, 0.15%, due 10/01/12:

Total principal amount: $120,903,618; Total repurchase price: $120,905,130

Collateral:

$122,958,900 U.S. Treasury Note, 0.375%, 06/15/15

$37,700 U.S. Treasury Inflation Index Bill, 1.875%, 07/15/13

(total collateral market value, including accrued interest, of $123,321,760)

Barclays Capital, Inc. repurchase agreement, 09/28/12, 0.17%, due 10/01/12:

Total principal amount: $18,000,000; Total repurchase price: $18,000,255

Collateral:

$17,309,300 U.S. Treasury Note, 2.125%, 02/29/16

(total collateral market value, including accrued interest, of $18,360,038)

Credit Suisse Securities USA LLC repurchase agreement, 09/28/12, 0.18%, due 10/01/12:

Total principal amount: $95,282,838; Total repurchase price: $95,284,267

Collateral:

$96,435,000 U.S. Treasury Note, 0.625%, 07/15/14

(total collateral market value, including accrued interest, of $97,190,456)

Morgan Stanley repurchase agreement, 09/28/12, 0.15%, due 10/01/12:

Total principal amount: $20,000,000; Total repurchase price: $20,000,250

Collateral:

$20,429,900 U.S. Treasury Bill, 0.000%, 08/22/13

(total collateral market value, including accrued interest, of $20,400,072)

Affiliated Companies - Indicated in Portfolio of Investments as "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended September 30, 2012.

	Shares of Affiliated Companies
Holmes Growth Fund	December 31, 2011	Additions	Reductions	September 30, 2012
IOU Financial, Inc.	1,520,000	18,000	-	1,538,000

At September 30, 2012, the value of investments in affiliated companies was $555,461, representing 1.47% of net assets, and the total cost was $596,721. There were no realized gains or losses on transactions, and there was no income earned for the period.

	Shares of Affiliated Companies
Global Resources Fund	December 31, 2011	Additions	Reductions	September 30, 2012
African Potash Ltd.	15,800,000	-	-	15,800,000
Agriterra Ltd.	50,972,900	24,362,000	(8,096,300)	67,238,600
Pacific Coal Resources Ltd.	18,793,115	906,200	-	19,699,315
Pacific Green Energy Corp.	2,400,000	-	-	2,400,000
Pacific Power Generation Corp.	4,868,396	-	-	4,868,396
Pacific Stone Tech, Inc.	22,659	-	-	22,659
PetroMagdalena Energy Corp.	9,153,485	243,735	(9,397,220)	-	(a)
Range Energy Resources, Inc.	15,100,000	-	-	15,100,000

At September 30, 2012, the value of investments in affiliated companies was $19,899,716, representing 3.54% of net assets, and the total cost was $44,211,618. Net realized losses on transactions were $6,610,324, and there was no income earned for the period.

	Shares of Affiliated Companies
World Precious Minerals Fund	December 31, 2011	Additions	Reductions	September 30, 2012
Aldridge Minerals, Inc.	2,000,000	26,000	-	2,026,000	(a)
Candente Gold Corp.	5,625,000	15,000	-	5,640,000
Gran Colombia Gold Corp.	23,792,338	1,165,500	(84,300)	24,873,538
Klondex Mines Ltd.	3,060,000	320,000	-	3,380,000
Mirasol Resources Ltd.	2,125,000	55,000	-	2,180,000
Moss Lake Gold Mines Ltd.	3,345,000	-	-	3,345,000
PMI Gold Corp.	12,560,000	81,500	(5,615,000)	7,026,500	(a)
Rochester Resources Ltd.	7,755,000	-	-	7,755,000
Solvista Gold Corp.	2,685,000	-	(5,000)	2,680,000	(a)
West Kirkland Mining, Inc.	1,285,000	215,000	-	1,500,000	(a)

At September 30, 2012, the value of investments in affiliated companies was $21,978,183, representing 5.58% of net assets, and the total cost was $43,779,453. Net realized gains on transactions were $3,878,793, and there was no income earned for the period.

(a) At September 30, 2012, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

Restricted Securities - Indicated in Portfolio of Investments as “RS”

The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

	Acquisition	Cost per
Holmes Growth Fund	Date	Share/Unit
Andean Pacific Iron Corp., 144A (formerly Pacific Iron Corp.)	10/03/11	$1.00
Andean Pacific Iron Corp., Convertible Debenture	06/07/11	$100.00
Pacific Infrastructure, Inc.	11/22/10	$1.00
Pacific Power Generation Corp., Corporate Note	05/25/12	$100.00
Pacific Stone Tech, Inc.	04/19/10	$216.28

As of September 30, 2012, the total cost of restricted securities was $830,000 and the total value was $829,951, representing 2.20% of net assets.

	Acquisition	Cost per
Global MegaTrends Fund	Date	Share/Unit
Andean Pacific Iron Corp., 144A (formerly Pacific Iron Corp.)	10/03/11	$1.00
Andean Pacific Iron Corp., Convertible Debenture	06/07/11	$100.00
Pacific Green Energy Corp.	03/24/11	$1.00
Pacific Infrastructure, Inc.	08/06/10-11/22/10	$1.00
Pacific Power Generation Corp.	08/06/10	$0.07
Pacific Power Generation Corp., Corporate Note	05/25/12	$100.00
Pacific Stone Tech, Inc.	04/19/10	$216.22

As of September 30, 2012, the total cost of restricted securities was $1,270,000 and the total value was $1,269,972, representing 10.27% of net assets.

	Acquisition	Cost per
Global Resources Fund	Date	Share/Unit
Andean Pacific Iron Corp., 144A (formerly Pacific Iron Corp.)	10/03/11	$1.00
GoviEx Uranium, Inc.	10/04/07	$1.96
I-Pulse, Inc.	10/04/07	$1.88
Osmium Holdings S.A.	10/22/96-01/29/98	$987.07
Pacific Green Energy Corp.	03/24/11	$1.00
Pacific Infrastructure, Inc.	08/06/10-11/22/10	$1.00
Pacific Power Generation Corp.	08/06/10	$0.07
Pacific Power Generation Corp., Corporate Note	05/25/12	$100.00
Pacific Stone Tech, Inc.	04/19/10	$216.22
Value Creation, Inc.	08/11/06	$10.60

As of September 30, 2012, the total cost of restricted securities was $25,842,841 and the total value was $23,400,877, representing 4.17% of net assets.

	Acquisition	Cost per
World Precious Minerals Fund	Date	Share/Unit
Andean Pacific Iron Corp., Convertible Debenture (formerly Pacific Iron Corp.)	06/07/11	$100.00
Osmium Holdings S.A.	10/22/96-01/29/98	$1,280.75
Pacific Power Generation Corp., Corporate Note	05/25/12	$100.00
Taurus Gold Ltd., 144A	05/31/11-09/25/12	$1.24
Western Exploration & Development Ltd., 144A, Special Warrants (December 2049)	08/14/97	$0.50

As of September 30, 2012, the total cost of restricted securities was $6,308,644 and the total value was $4,667,509, representing 1.18% of net assets.

	Acquisition	Cost per
Gold and Precious Metals Fund	Date	Share/Unit
Pacific Power Generation Corp., Corporate Note	05/25/12	$100.00

As of September 30, 2012, the total cost of restricted securities was $300,000 and the total value was $300,000, representing 0.15% of net assets.

	Acquisition	Cost per
Global Emerging Markets Fund	Date	Share/Unit
Andean Pacific Iron Corp., Convertible Debenture (formerly Pacific Iron Corp.)	06/07/11	$100.00
Pacific Power Generation Corp., Corporate Note	05/25/12	$100.00

As of September 30, 2012, the total cost of restricted securities was $150,000 and the total value was $150,000, representing 1.87% of net assets.

Financial Derivative Instruments

Options Contracts

Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.

Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.

The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).

Writing a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired. An inability to close out its options positions may reduce a Fund’s anticipated profits or increase its losses.

As of September 30, 2012, portfolio securities valued at $2,411,000 were held in escrow by the custodian as collateral for call options written for the Eastern European Fund.

Transactions in written call and put options during the period ended September 30, 2012, were as follows:

	All American Equity Fund Call Options		Holmes Growth Fund Call Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2011	64	$20,369	160	$67,931
Options written	521	115,895	1,985	386,243
Options closed	(99)	(18,779)	(960)	(154,230)
Options expired	(245)	(50,302)	(670)	(129,457)
Options exercised	(241)	(67,183)	(515)	(170,487)
Options outstanding at September 30, 2012	-	$-	-	$-

	Global MegaTrends Fund Call Options		Global Resources Fund Call Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2011	40	$4,615	1,000	$179,662
Options written	381	48,888	42,960	5,532,623
Options closed	(103)	(16,907)	(15,697)	(2,787,025)
Options expired	(62)	(8,647)	(21,132)	(1,948,346)
Options exercised	(256)	(27,949)	(7,131)	(976,914)
Options outstanding at September 30, 2012	-	$-	-	$-

	World Precious Minerals Fund Call Options		Gold and Precious Metals Fund Call Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2011	-	$-	-	$-
Options written	27,230	2,920,258	25,265	2,698,998
Options closed	(15,750)	(1,648,293)	(14,500)	(1,496,493)
Options expired	(3,000)	(109,961)	(2,597)	(150,173)
Options exercised	(8,480)	(1,162,004)	(8,168)	(1,052,332)
Options outstanding at September 30, 2012	-	$-	-	$-

	Eastern European Fund Call Options		Eastern European Fund Put Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2011	32,300	$1,010,400	5,000	$395,485
Options written	112,950	7,814,545	-	-
Options closed	(74,120)	(5,238,780)	-	-
Options expired	(39,000)	(1,081,420)	(5,000)	(395,485)
Options exercised	(19,750)	(802,530)	-	-
Options outstanding at September 30, 2012	12,380	$1,702,215	-	$-

	China Region Fund Call Options		China Region Fund Put Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2011	-	$-	-	$-
Options written	48	9,713	368	69,954
Options closed	-	-	(145)	(29,118)
Options expired	(48)	(9,713)	-	-
Options exercised	-	-	(58)	(15,456)
Options outstanding at September 30, 2012	-	$-	165	$25,380

Forward Foreign Currency Contracts

The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to defend the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

There were no open forward foreign currency contracts at September 30, 2012.

Summary of Derivative Instruments

The following is a summary of the valuations of derivative instruments not accounted for as hedging instruments as of September 30, 2012:

	All American Equity Fund	Holmes Growth Fund	Global MegaTrends Fund	Global Resources Fund
Asset derivatives
Investments, at value
Equity contracts	$49,800	$99,600	$20,125	$277,000
Total	$49,800	$99,600	$20,125	$277,000

Liability derivatives - none

	World Precious Minerals Fund	Gold and Precious Metals Fund	Eastern European Fund	Global Emerging Markets Fund	China Region Fund
Asset derivatives
Investments, at value
Equity contracts	$11,069,176	$5,077,234	$-	$-	$178,210
Total	$11,069,176	$5,077,234	$-	$-	$178,210

Liability derivatives
Written options, at value	$-	$-	$1,451,810	$-	$14,475
Total	$-	$-	$1,451,810	$-	$14,475

Tax Information

The following table presents the income tax basis of the securities owned at September 30, 2012, and the tax basis components of net unrealized appreciation (depreciation):

Fund	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Treasury Securities Cash	$82,289,518	$-	$-	$-
U.S. Government Securities Savings	149,466,799	-	-	-
Near-Term Tax Free	38,783,599	1,485,824	(8,364)	1,477,460
Tax Free	19,743,690	1,692,117	(28,981)	1,663,136
All American Equity	16,528,075	1,571,682	(423,605)	1,148,077
Holmes Growth	34,372,865	4,428,218	(530,069)	3,898,149
Global MegaTrends	12,073,203	530,428	(289,067)	241,361
Global Resources	587,064,167	78,341,561	(101,514,238)	(23,172,677)
World Precious Minerals	455,956,678	75,742,671	(141,501,367)	(65,758,696)
Gold and Precious Metals	184,150,066	30,239,044	(24,826,716)	5,412,328
Eastern European	163,917,645	30,547,168	(10,166,278)	20,380,890
Global Emerging Markets	7,749,366	492,417	(907,905)	(415,488)
China Region	23,646,850	3,085,008	(254,257)	2,830,751

Minimum Yield Agreement and Agreements to Limit Expenses

The Adviser has voluntarily agreed to waive fees and/or reimburse U.S. Treasury Securities Cash Fund and U.S. Government Securities Savings Fund to the extent necessary to maintain the respective Fund’s yield at a certain level as determined by the Adviser (Minimum Yield). The Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the Fund’s yield to fall below the Minimum Yield. For the nine months ended September 30, 2012, fees waived and/or expenses reimbursed as a result of this agreement were $560,849 and $398,008 for the U.S. Treasury Securities Cash Fund and the U.S. Government Securities Savings Fund, respectively. At September 30, 2012, the Adviser may seek reimbursement of the previously waived and reimbursed fees as follows:

Fund	Expires 12/31/2012	Expires 12/31/2013	Expires 12/31/2014	Expires 12/31/2015	Total
U.S. Treasury Securities Cash	$789,420	$884,850	$867,545	$560,849	$3,102,664
U.S. Government Securities Savings	258,561	678,107	736,531	398,008	2,071,207

ITEM 2. CONTROLS AND PROCEDURES

1.              The registrant’s president and treasurer have determined that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.              There was no change in the registrant’s internal control over financial reporting that occurred in the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 are filed as exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. GLOBAL INVESTORS FUNDS

By:	/s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:	November 20, 2012

By:	/s/ Catherine A. Rademacher
Catherine A. Rademacher
Treasurer

Date:	November 20, 2012